                                                              SEPTEMBER 30, 1996



SunAmerica
        Equity Funds

                                    [LOGO]


Annual Report

BALANCED ASSETS . BLUE CHIP GROWTH . MID-CAP GROWTH

SMALL COMPANY GROWTH . GLOBAL BALANCED . GROWTH AND INCOME

                                                          [LOGO]SunAmerica
                                                                Asset Management

 SUNAMERICA EQUITY FUNDS
 SHAREHOLDER LETTER


DEAR SHAREHOLDER:

  At the beginning of 1996 we predicted that the Dow Jones Average would reach 6,000 by year-end and we were already at that level in mid October. In this low inflation, moderate growth environment, we focused on companies with solid fundamentals, high earnings visibility and consistent double digit growth. We have seen more than $175 billion come into the equity market thus far compared with $130 billion in 1995. The rate of increase will clearly slow as year-end approaches and we would not be surprised to see a 5-7% decline in equities as the investment community adjusts these numbers down for corporate profits in 1997.

  We remained quite diversified in the BALANCED ASSETS FUND with an emphasis on the interest sensitive sectors of the market along with overweightings in health care and technology. Our focus was on strong secular trends that produced favorable earnings in almost any economic environment. The next twelve months should again provide returns around the historical norm of 11%. We will maintain our health care and technology positions as well as increase positions in the energy sector.

  Within the BLUE CHIP GROWTH FUND, we looked for companies that were leaders in their industry and therefore increased market share globally without sacrificing earnings momentum. The industries that best represented these characteristics included health care, technology and certain segments of the service sector including banks and insurance companies. We reduced our weightings in consumer cyclicals and commodity cyclicals because we expect the economy to show signs of slower growth before year-end. Going forward, we will continue to increase our weighting in the interest sensitive sector as well as maintain our positions in technology and energy.

  Investing in companies where industry and secular trends are positive, the MID-CAP GROWTH FUND was positioned in another secular trend, that of increased drilling for energy. This was driven by increases in demand, decreases in supply and lower unit costs for finding energy. In the technology area we invested in networking, software and semiconductor companies, all of which benefited from the secular trend of productivity improvement. One final trend represented in our Fund was therapeutic health care--specifically late stage biotech companies with products about to be launched commercially. Investment here enabled shareholders to take advantage of trends in scientific products and drug designs including those driven by molecular biology. We expect to maintain investments in therapeutic health care, as many of these companies are developing unique disease treatments, and with our aging population there is a ready market for these products.

  We have added to our positions of growth stocks in the SMALL COMPANY GROWTH FUND over the past fiscal year, where earnings were driven by secular changes, not cyclical or interest rate cycles. We favored technology in selective markets--productivity-based software manufacturers like Rational Software Corp., or Viasoft, Inc. or systems integration companies doing contract software and hardware work. Telecom and network equipment markets were favored, as the need for larger and upgraded networks in the corporation and public carrier market continued to grow. We maintained positions in the oil service sector because of several bullish secular trends which we identified 18 months ago--the increase in energy demand, the reduction in the unit costs of finding energy due to technology advances in drilling and the need to restore storage levels to traditional rates in the U.S. and worldwide. Continuing into this fiscal year, we will maintain positions in the specialty retail area from a number of secular trends, including the growth in selected

 SUNAMERICA EQUITY FUNDS
 SHAREHOLDER LETTER

demographic groups such as teenagers, as well as the increasing capture of share by name brands. In addition, we will maintain positions in various outsourcing companies, serving many different industries, as this secular trend continues to growth.

  The GLOBAL BALANCED FUND as of September 30, 1996 was allocated: 48% to foreign equities, 20.7% in foreign and U.S. bonds, and 17.1% in domestic equities. The international portion of the Fund was dominated by Japanese stocks, which we believed benefited from the current low interest rate environment and an improving economy in Japan. The domestic equity portion of the Fund focused on strong fundamental companies with consistent earnings that will continue to outperform in any economic environment. The U.S. bond holdings consisted of a small position in U.S. Treasury Notes, a reflection of our belief that the domestic market offers lower real rates of return than many European alternatives. Although, international equity markets continued to underperform the domestic stock markets in the third quarter of 1996, we are still convinced that international investments are particularly attractive at this point in the global economic recovery and that they should represent a significant portion of a well diversified portfolio.

  The GROWTH AND INCOME FUND was ranked as the number one growth and income fund in its category as tracked by Lipper Analytic Services for its fiscal year. The Fund was broadly diversified with slight overweightings in health care and selective industrial stocks and decreased positions in technology helping investment performance. The Fund will continue its health care positioning while maintaining a 10% cash, or cash equivalents, position as we see a slowing economy for the remainder of the year and into 1997. We will begin to increase some technology holdings and search for sectors and stocks where earnings visibility and reasonable valuations are apparent.

  It is our contention that the Wall Street community at large is still overestimating corporate profits for 1997 given the current economic backdrop. We would not be surprised to see a correction of 7-8% in the equities market as the investment community comes to the realization that corporate profits will not be as strong as expected in 1997. However, it is imperative to stay invested and use these negative periods as buying opportunities. Interestingly, in the past 70 years in the market--if you missed the top 180 biggest up days-- you also missed 95% of the compounded appreciation. This is not a period in history when one should be out of equities--stay invested.


/s/Stanton J. Feeley          /s/Audrey Snell            /s/Gerard P.

  Stanton J. Feeley           Audrey Snell               Gerard P.
  Chief Investment Officer    Portfolio Manager          Sullivan
                                                         Portfolio Manager

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF ASSETS AND LIABILITIES -- September 30, 1996

                             BALANCED     BLUE CHIP    MID-CAP   SMALL COMPANY    GLOBAL     GROWTH AND
                              ASSETS       GROWTH      GROWTH       GROWTH       BALANCED      INCOME
                               FUND         FUND        FUND         FUND          FUND         FUND
                           -----------------------------------------------------------------------------
ASSETS:
Investments securities,
 at value (identified
 cost $277,773,099;
 $74,972,693;
 $41,512,876;
 $192,419,854;
 $21,240,451 and
 $28,517,818,
 respectively)...........  $294,588,658  $80,872,707 $52,121,375 $249,986,112   $23,007,462  $30,316,656
Short-term securities
 (cost equals market)....            --           --          --           --     1,302,000           --
Repurchase agreements
 (cost equals market)....     8,398,000    1,189,000   4,072,000    9,766,000     1,160,000    4,353,000
Cash.....................           916          954         106          984         5,746       43,371
Foreign cash (identified
 cost $303,982)..........            --           --          --           --       301,859           --
Receivable for
 investments sold........    16,737,801    6,086,322          --   11,679,582       145,472      214,693
Receivable for shares of
 beneficial interest
 sold....................       536,009      224,618      83,333    1,231,552        55,202      811,954
Interest and dividends
 receivable..............     1,501,234       60,893      13,589       47,108       197,383       43,577
Prepaid expenses.........        14,818       33,144       6,646       11,998         1,116          973
Receivable from
 investment adviser......            --           --          --           --         6,635       18,817
Unrealized appreciation
 of foreign currency
 contracts...............            --           --          --           --       146,021           --
Deferred organizational
 expenses................            --           --          --           --         2,334          758
                           ------------  ----------- ----------- ------------   -----------  -----------
  Total assets...........   321,777,436   88,467,638  56,297,049  272,723,336    26,331,230   35,803,799
                           ------------  ----------- ----------- ------------   -----------  -----------
LIABILITIES:
Payable for investments
 purchased...............     2,411,915       46,000     455,000    5,519,101        72,694      722,860
Payable for shares of
 beneficial interest
 redeemed................       511,772       48,834      44,412      373,908         2,870       11,987
Accrued expenses.........       186,061       83,710      54,487      141,863        58,126       30,297
Investment advisory and
 management fees payable.       192,235       52,362      32,727      155,384        20,963       18,990
Distribution and service
 maintenance fees
 payable.................       179,614       43,245      22,133      126,612        15,754       15,130
Dividends payable........        63,877          581         104           --            --        2,514
Unrealized depreciation
 of foreign currency
 contracts...............            --           --          --           --        13,831           --
                           ------------  ----------- ----------- ------------   -----------  -----------
  Total liabilities......     3,545,474      274,732     608,863    6,316,868       184,238      801,778
                           ------------  ----------- ----------- ------------   -----------  -----------
    Net assets...........  $318,231,962  $88,192,906 $55,688,186 $266,406,468   $26,146,992  $35,002,021
                           ============  =========== =========== ============   ===========  ===========
NET ASSETS WERE COMPOSED
 OF:
Shares of beneficial
 interest, $.01 par
 value...................  $    189,361  $    50,474 $    31,483 $    110,890   $    34,097  $    33,461
Paid-in capital..........   272,569,518   71,074,447  44,047,107  209,435,190    23,933,064   31,382,012
                           ------------  ----------- ----------- ------------   -----------  -----------
                            272,758,879   71,124,921  44,078,590  209,546,080    23,967,161   31,415,473
Accumulated undistributed
 net investment income
 (loss)..................       (18,577)          --          --           --       512,906       (2,516)
Accumulated undistributed
 net realized gain (loss)
 on investments, foreign
 currency and other
 assets and liabilities..    28,676,101   11,167,971   1,001,097     (705,870)     (229,373)   1,790,226
Net unrealized
 appreciation of
 investments.............    16,815,559    5,900,014  10,608,499   57,566,258     1,767,011    1,798,838
Net unrealized
 appreciation of foreign
 currency, other assets
 and liabilities.........            --           --          --           --       129,287           --
                           ------------  ----------- ----------- ------------   -----------  -----------
    Net assets...........  $318,231,962  $88,192,906 $55,688,186 $266,406,468   $26,146,992  $35,002,021
                           ============  =========== =========== ============   ===========  ===========
CLASS A (UNLIMITED SHARES
 AUTHORIZED):
Net asset value and
 redemption price per
 share
 ($147,035,456/8,748,465;
 $51,993,425/2,950,757;
 $41,904,384/2,356,510;
 $158,567,071/6,538,057;
 $10,035,090/1,301,793
 and
 $21,099,017/2,015,981
 net assets and shares of
 beneficial interest
 issued and outstanding,
 respectively)...........  $      16.81  $     17.62 $     17.78 $      24.25   $      7.71  $     10.47
Maximum sales charge
 (5.75% of offering
 price)..................          1.03         1.07        1.08         1.48          0.47         0.64
                           ------------  ----------- ----------- ------------   -----------  -----------
Maximum offering price to
 public..................  $      17.84  $     18.69 $     18.86 $      25.73   $      8.18  $     11.11
                           ============  =========== =========== ============   ===========  ===========
CLASS B (UNLIMITED SHARES
 AUTHORIZED):
Net asset value, offering
 and redemption price
 (excluding any
 applicable contingent
 deferred sales charge)
 per share
 ($171,196,506/10,187,608;
 $36,199,481/2,096,657;
 $13,783,802/791,770;
 $107,839,397/4,550,952;
 $16,111,902/2,107,949
 and
 $13,903,004/1,330,114
 net assets and shares of
 beneficial interest
 issued and outstanding,
 respectively)...........  $      16.80  $     17.27 $     17.41 $      23.70   $      7.64  $     10.45
                           ============  =========== =========== ============   ===========  ===========

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF OPERATIONS -- For the year ended September 30, 1996

                           BALANCED     BLUE CHIP    MID-CAP    SMALL COMPANY   GLOBAL    GROWTH AND
                            ASSETS       GROWTH       GROWTH       GROWTH      BALANCED     INCOME
                             FUND         FUND         FUND         FUND         FUND        FUND
                          --------------------------------------------------------------------------
INVESTMENT INCOME:
Income:
 Interest (net of
  withholding taxes of
  $2,403 on Global
  Balanced Fund)........  $ 6,647,500  $   281,114  $  293,829   $ 1,324,606  $  436,750  $   87,928
 Dividends (net of
  withholding taxes of
  $32,895, $13,450,
  $1,459, $3,296,
  $32,882 and $854,
  respectively).........    2,928,724      919,680     166,238       366,438     285,671     214,138
                          -----------  -----------  ----------   -----------  ----------  ----------
 Total investment
  income................    9,576,224    1,200,794     460,067     1,691,044     722,421     302,066
                          -----------  -----------  ----------   -----------  ----------  ----------
Expenses:
 Investment advisory and
  management fees.......    2,282,018      644,774     375,398     1,487,650     240,640      91,559
 Distribution and
  service maintenance
  fees-Class A..........      478,455      164,198     136,912       408,943      32,163      25,462
 Distribution and
  service maintenance
  fees-Class B..........    1,675,676      390,560     109,353       815,125     148,748      49,329
 Transfer agent fees and
  expenses-Class A......      424,921      141,422     111,673       352,438      28,239      18,652
 Transfer agent fees and
  expenses-Class B......      453,492      120,037      34,129       235,323      43,907      15,231
 Custodian fees and
  expenses..............      140,540       82,285      68,740       111,265     188,610      50,281
 Registration fees-Class
  A.....................       20,989        7,423      11,199        29,818       5,888       7,257
 Registration fees-Class
  B.....................        9,105        5,996       6,873        14,911       6,906       6,374
 Audit and tax
  consulting fees.......       56,410       20,825      16,395        36,270      12,800      10,910
 Trustees' fees and
  expenses..............       35,822       10,995       6,178        22,946       2,783       1,141
 Printing expense.......       25,575       10,695       4,350        22,020       2,210          --
 Insurance expense......        6,055        1,716       1,092         3,511         550         123
 Legal fees and
  expenses..............        4,890          790          --         3,335          --          --
 Interest expense.......        4,189        4,689       1,603            --          --         248
 Amortization of
  organizational
  expenses..............           --           --          --            --         878         278
 Miscellaneous expenses.        7,750        3,019       2,215         5,197       1,432         596
                          -----------  -----------  ----------   -----------  ----------  ----------
 Total expenses.........    5,625,887    1,609,424     886,110     3,548,752     715,754     277,441
 Less: expenses
  waived/reimbursed by
  investment adviser....           --           --         (66)           --    (101,710)   (129,960)
                          -----------  -----------  ----------   -----------  ----------  ----------
 Net expenses...........    5,625,887    1,609,424     886,044     3,548,752     614,044     147,481
                          -----------  -----------  ----------   -----------  ----------  ----------
Net investment income
 (loss).................    3,950,337     (408,630)   (425,977)   (1,857,708)    108,377     154,585
                          -----------  -----------  ----------   -----------  ----------  ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain on
 investments............   33,912,222   13,200,391   1,634,384        14,472   1,153,686   1,853,730
Net realized gain on
 foreign currency and
 other assets and
 liabilities............           --           --          --            36     797,602           2
Net change in unrealized
 appreciation
 (depreciation) of
 investments............   (8,691,595)  (2,296,867)  4,688,230    33,583,299     218,368   1,445,861
Net change in unrealized
 appreciation
 (depreciation) of
 foreign currency and
 other assets and
 liabilities............           --           --          --            --      83,360          --
                          -----------  -----------  ----------   -----------  ----------  ----------
Net realized and
 unrealized gain on
 investments, foreign
 currency and other
 assets and liabilities.   25,220,627   10,903,524   6,322,614    33,597,807   2,253,016   3,299,593
                          -----------  -----------  ----------   -----------  ----------  ----------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS.............  $29,170,964  $10,494,894  $5,896,637   $31,740,099  $2,361,393  $3,454,178
                          ===========  ===========  ==========   ===========  ==========  ==========

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                             BALANCED ASSETS FUND          BLUE CHIP GROWTH FUND        MID-CAP GROWTH FUND
                          ----------------------------  --------------------------- ---------------------------
                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR  FOR THE YEAR  FOR THE YEAR  FOR THE YEAR
                              ENDED          ENDED          ENDED         ENDED         ENDED         ENDED
                          SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,
                              1996           1995           1996          1995          1996          1995
                          -------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
 Net investment income
  (loss)................  $  3,950,337   $  4,234,844    $  (408,630)  $   (42,924)  $  (425,977)  $  (237,687)
 Net realized gain on
  investments...........    33,912,222     13,383,399     13,200,391     7,615,892     1,634,384     7,432,643
 Net realized loss on
  foreign currency,
  other assets and
  liabilities...........            --             --             --       (10,667)           --            --
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........    (8,691,595)    28,115,267     (2,296,867)    6,757,773     4,688,230     3,253,371
                          ------------   ------------    -----------   -----------   -----------   -----------
Net increase in net
 assets resulting from
 operations.............    29,170,964     45,733,510     10,494,894    14,320,074     5,896,637    10,448,327
                          ------------   ------------    -----------   -----------   -----------   -----------
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income (Class A)......    (2,345,435)    (1,892,197)            --            --            --       (81,917)
 From net investment
  income (Class B)......    (1,868,201)    (4,315,134)            --            --            --       (10,723)
 From net realized gains
  on investments
  (Class A).............    (7,282,221)    (2,033,487)    (4,646,750)     (221,327)   (4,337,142)           --
 From net realized gains
  on investments
  (Class B).............    (9,730,482)    (7,043,145)    (4,492,488)   (5,263,567)   (1,083,506)           --
                          ------------   ------------    -----------   -----------   -----------   -----------
Total dividends and
 distributions to
 shareholders...........   (21,226,339)   (15,283,963)    (9,139,238)   (5,484,894)   (5,420,648)      (92,640)
                          ------------   ------------    -----------   -----------   -----------   -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 8)..    28,256,172     18,827,961      4,897,454    (1,851,797)    7,954,560       (43,053)
                          ------------   ------------    -----------   -----------   -----------   -----------
TOTAL INCREASE IN NET
 ASSETS.................    36,200,797     49,277,508      6,253,110     6,983,383     8,430,549    10,312,634
NET ASSETS:
Beginning of period.....   282,031,165    232,753,657     81,939,796    74,956,413    47,257,637    36,945,003
                          ------------   ------------    -----------   -----------   -----------   -----------
End of period [including
 undistributed net
 investment income
 (loss) for September
 30, 1996 and September
 30,1995 of $(18,577),
 $243,698; $0, $0; $0,
 and $0, respectively]..  $318,231,962   $282,031,165    $88,192,906   $81,939,796   $55,688,186   $47,257,637
                          ============   ============    ===========   ===========   ===========   ===========

  See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                           SMALL COMPANY GROWTH FUND       GLOBAL BALANCED FUND       GROWTH AND INCOME FUND
                          ----------------------------  --------------------------- ---------------------------
                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR  FOR THE YEAR  FOR THE YEAR  FOR THE YEAR
                              ENDED          ENDED          ENDED         ENDED         ENDED         ENDED
                          SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,
                              1996           1995           1996          1995          1996          1995
                          ----------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
 Net investment income
  (loss)................  $ (1,857,708)  $   (587,404)   $   108,377   $   305,478   $   154,585   $  183,673
 Net realized gain
  (loss) on investments.        14,472     31,433,571      1,153,686    (2,564,836)    1,853,730      346,652
 Net realized gain on
  foreign currency,
  other assets and
  liabilities...........            36         10,951        797,602     1,756,424             2           --
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........    33,583,299     15,112,125        218,368     1,847,343     1,445,861      297,243
 Net change in
  unrealized
  appreciation
  (depreciation) of
  foreign currency,
  other assets and
  liabilities...........            --             --         83,360        42,526            --           --
                          ------------   ------------    -----------   -----------   -----------   ----------
Net increase in net
 assets resulting from
 operations.............    31,740,099     45,969,243      2,361,393     1,386,935     3,454,178      827,568
                          ------------   ------------    -----------   -----------   -----------   ----------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income (Class A)......            --             --       (478,740)      (24,601)     (123,623)    (127,668)
 From net investment
  income (Class B)......            --             --       (693,095)      (12,084)      (58,296)     (54,591)
 From net realized gains
  on investments
  (Class A).............   (16,561,192)      (985,792)            --        (3,604)     (175,889)     (63,470)
 From net realized gains
  on investments
  (Class B).............   (12,782,675)    (1,122,738)            --        (3,671)     (127,334)     (13,320)
                          ------------   ------------    -----------   -----------   -----------   ----------
Total dividends and
 distributions to
 shareholders...........   (29,343,867)    (2,108,530)    (1,171,835)      (43,960)     (485,142)    (259,049)
                          ------------   ------------    -----------   -----------   -----------   ----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 8)..   106,187,132     23,184,310      1,366,433    (4,383,749)   25,962,674    2,174,079
                          ------------   ------------    -----------   -----------   -----------   ----------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................   108,583,364     67,045,023      2,555,991    (3,040,774)   28,931,710    2,742,598
NET ASSETS:
Beginning of period.....   157,823,104     90,778,081     23,591,001    26,631,775     6,070,311    3,327,713
                          ------------   ------------    -----------   -----------   -----------   ----------
End of period [including
 undistributed net
 investment income
 (loss) for September
 30, 1996 and September
 30, 1995 $0, $0;
 $512,906, $871,462;
 $(2,516), and $2,915,
 respectively]..........  $266,406,468   $157,823,104    $26,146,992   $23,591,001   $35,002,021   $6,070,311
                          ============   ============    ===========   ===========   ===========   ==========

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 FINANCIAL HIGHLIGHTS

BALANCED ASSETS FUND
--------------------

                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1)    UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- --------- ----------
                                                              CLASS A
9/24/93-
 9/30/93(3).....  $15.07    $   --        $ 0.06      $ 0.06    $   --   $   --   $   --    $15.13      0.40%   $ 33,381
9/30/94.........   15.13      0.30         (0.23)       0.07     (0.28)   (0.30)   (0.58)    14.62      0.50      52,098
9/30/95.........   14.62      0.32          2.51        2.83     (0.45)   (0.58)   (1.03)    16.42     20.68     119,916
9/30/96.........   16.42      0.27          1.39        1.66     (0.28)   (0.99)   (1.27)    16.81     10.65     147,035

                                RATIO OF NET
                  RATIO OF       INVESTMENT
                  EXPENSES         INCOME                  AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS     TURNOVER  PER SHARE@
---------------- -------------- --------------- --------- ----------
9/24/93-
 9/30/93(3).....   1.54%(4)        0.46%(4)         25%     $   NA
9/30/94.........   1.58            2.00            141          NA
9/30/95.........   1.50            2.13            130          NA
9/30/96.........   1.52            1.63            187      0.0611

                                            NET
                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1)    UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- --------- ----------
                                                              CLASS B
6/30/93(5)......  $15.63    $ 0.30        $ 2.63      $ 2.93    $(0.30)  $(2.40)  $(2.70)   $15.86     20.29%   $113,871
7/01/93-
 9/30/93(5).....   15.86      0.05          0.49        0.54     (0.06)   (1.21)   (1.27)    15.13      3.44     137,456
9/30/94.........   15.13      0.20         (0.23)      (0.03)    (0.18)   (0.30)   (0.48)    14.62     (0.14)    180,655
9/30/95.........   14.62      0.23          2.51        2.74     (0.36)   (0.58)   (0.94)    16.42     19.96     162,115
9/30/96.........   16.42      0.17          1.38        1.55     (0.18)   (0.99)   (1.17)    16.80      9.93     171,197

                                RATIO OF NET
                  RATIO OF       INVESTMENT
                  EXPENSES         INCOME                  AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS     TURNOVER  PER SHARE@
---------------- -------------- --------------- --------- ----------
6/30/93(5)......   1.91%(6)        1.94%(6)        251%     $   NA
7/01/93-
 9/30/93(5).....   2.10(4)(6)      1.36(4)(6)       25          NA
9/30/94.........   2.21            1.36            141          NA
9/30/95.........   2.12            1.59            130          NA
9/30/96.........   2.12            1.03            187      0.0611

--------------------------------------------------------------------------------
BLUE CHIP GROWTH FUND
---------------------
                                            NET
                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD  INCOME      UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- --------- ----------
                                                              CLASS A
10/08/93-
 9/30/94(3).....  $16.24    $ 0.09 (1)    $(0.26)     $(0.17)   $   --   $(0.65)  $(0.65)   $15.42     (1.05)%  $  3,207
9/30/95.........   15.42      0.02 (1)      2.99        3.01        --    (1.09)   (1.09)    17.34     21.29      42,407
9/30/96.........   17.34     (0.03)(1)      2.22        2.19        --    (1.91)   (1.91)    17.62     13.88      51,993

                                RATIO OF NET
                  RATIO OF       INVESTMENT
                  EXPENSES         INCOME                  AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS     TURNOVER  PER SHARE@
---------------- -------------- --------------- --------- ----------
10/08/93-
 9/30/94(3).....   1.64%(4)(6)     0.65%(4)(6)     170%     $   NA
9/30/95.........   1.58(6)         0.11(6)         251          NA
9/30/96.........   1.57           (0.18)           269      0.0600

                                            NET
                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD  INCOME      UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- --------- ----------
                                                              CLASS B
12/31/92(5).....  $12.53    $(0.13)       $ 1.19      $ 1.06    $   --   $   --   $   --    $13.59      8.46%   $ 83,237
1/01/93-
 9/30/93(5).....   13.59     (0.02)(1)      2.71        2.69        --       --       --     16.28     19.79      79,774
9/30/94.........   16.28     (0.01)(1)     (0.28)      (0.29)       --    (0.65)   (0.65)    15.34     (1.81)     71,749
9/30/95.........   15.34     (0.01)(1)      2.89        2.88        --    (1.09)   (1.09)    17.13     20.51      39,533
9/30/96.........   17.13     (0.14)(1)      2.19        2.05        --    (1.91)   (1.91)    17.27     13.17      36,199

                                RATIO OF NET
                  RATIO OF       INVESTMENT
                  EXPENSES         INCOME                  AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS     TURNOVER  PER SHARE@
---------------- -------------- --------------- --------- ----------
12/31/92(5).....   2.53%          (0.75)%          192%     $   NA
1/01/93-
 9/30/93(5).....   2.46(4)        (0.14)(4)        171          NA
9/30/94.........   2.28           (0.05)           170          NA
9/30/95.........   2.22           (0.09)           251          NA
9/30/96.........   2.23           (0.83)           269      0.0600

------------
 @ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Pursuant to a reorganization of the SunAmerica Mutual Funds, the Equity Funds fiscal year ends were changed to September 30
(6) Net of the following expense reimbursements (based on average net assets):


                                                 6/30/93 9/30/93 9/30/94 9/30/95
                                                 ------- ------- ------- -------
   Balanced Assets Class B......................  .05%    .04%     --      --
   Blue Chip Growth Class A.....................   --      --     1.66%   .11%

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 FINANCIAL HIGHLIGHTS

MID-CAP GROWTH FUND

                                            NET
                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET            NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,                END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL      PERIOD
     ENDED       OF PERIOD  INCOME      UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(1)   (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- ---------  ----------
                                                              CLASS A

11/30/92(4).....  $13.30    $(0.07)       $ 2.87      $ 2.80    $(0.02)  $(0.44)  $(0.46)   $15.64     21.42%    $30,024
12/01/92-
 9/30/93(4).....   15.64     (0.09)(2)      3.17        3.08        --    (0.69)   (0.69)    18.03     20.42      34,918
9/30/94.........   18.03      0.04 (2)     (1.64)      (1.60)       --    (2.65)   (2.65)    13.78     (9.60)     32,906
9/30/95.........   13.78     (0.08)(2)      4.14        4.06     (0.04)      --    (0.04)    17.80     29.51      37,714
9/30/96.........   17.80     (0.12)(2)      2.21        2.09        --    (2.11)   (2.11)    17.78     12.92      41,904
                                RATIO OF NET
                  RATIO OF       INVESTMENT
                  EXPENSES         INCOME                  AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS     TURNOVER  PER SHARE@
---------------- -------------- --------------- --------- ----------

11/30/92(4).....   1.76%          (0.46)%           98%     $   NA
12/01/92-
 9/30/93(4).....   1.81(3)         1.18 (3)        231          NA
9/30/94.........   1.76            0.28            555          NA
9/30/95.........   1.66           (0.51)           392          NA
9/30/96.........   1.62           (0.69)           307      0.0603
                                            NET
                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET            NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,                END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL      PERIOD
     ENDED       OF PERIOD  INCOME      UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(1)   (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- ---------  ----------
                                                              CLASS B
10/04/93-
 9/30/94(5).....  $18.12    $ 0.03 (2)    $(1.80)     $(1.77)   $   --   $(2.65)  $(2.65)   $13.70    (10.56)%   $ 4,039
9/30/95.........   13.70     (0.18)(2)      4.08        3.90     (0.02)      --    (0.02)    17.58     28.55       9,544
9/30/96.........   17.58     (0.24)(2)      2.18        1.94        --    (2.11)   (2.11)    17.41     12.16      13,784
                                RATIO OF NET
                  RATIO OF       INVESTMENT
                  EXPENSES         INCOME                  AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS     TURNOVER  PER SHARE@
---------------- -------------- --------------- --------- ----------

10/04/93-
 9/30/94(5).....   2.43%(3)(6)     0.20%(3)(6)     555%     $   NA
9/30/95.........   2.31(7)        (0.17)(7)        392          NA
9/30/96.........   2.32           (1.43)           307      0.0603

--------------------------------------------------------------------------------

SMALL COMPANY GROWTH FUND

                                            NET
                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET            NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,                END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL      PERIOD
     ENDED       OF PERIOD INCOME(2)    UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(1)   (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- ---------  ----------
                                    CLASS A

11/30/92(4)(8)..  $13.88    $(0.12)       $ 3.39       $3.27    $   --   $(0.69)  $(0.69)   $16.46     24.31%    $32,056
12/01/92-
 9/30/93(4)(8)..   16.46     (0.02)         4.07        4.05        --    (0.73)   (0.73)    19.78     25.68      39,238
9/30/94.........   19.78     (0.10)        (1.40)      (1.50)       --    (1.46)   (1.46)    16.82     (7.74)     38,570
9/30/95.........   16.82     (0.04)         8.28        8.24        --    (0.41)   (0.41)    24.65     50.00      89,510
9/30/96.........   24.65     (0.16)         4.29        4.13        --    (4.53)   (4.53)    24.25     19.35     158,567
                                RATIO OF NET
                  RATIO OF       INVESTMENT
                  EXPENSES         INCOME                  AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS     TURNOVER  PER SHARE@
---------------- -------------- --------------- --------- ----------
11/30/92(4)(8)..   1.90%          (0.88)%          209%     $   NA
12/01/92-
 9/30/93(4)(8)..   1.83(3)        (0.15)(3)        216          NA
9/30/94.........   1.67           (0.60)           411          NA
9/30/95.........   1.57           (0.22)           351          NA
9/30/96.........   1.53           (0.68)           240      0.0607
                                            NET
                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET            NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,                END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL      PERIOD
     ENDED       OF PERIOD INCOME(2)    UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(1)   (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- ---------  ----------
                                                              CLASS B
9/24/93-
 9/30/93(5).....  $19.66    $   --        $ 0.12      $ 0.12    $   --   $   --   $   --    $19.78      0.61%    $38,898
9/30/94.........   19.78     (0.20)        (1.42)      (1.62)       --    (1.46)   (1.46)    16.70     (8.40)     52,208
9/30/95.........   16.70     (0.16)         8.19        8.03        --    (0.41)   (0.41)    24.32     49.08      68,313
9/30/96.........   24.32     (0.29)         4.20        3.91        --    (4.53)   (4.53)    23.70     18.60     107,839
                                RATIO OF NET
                  RATIO OF       INVESTMENT
                  EXPENSES         INCOME                  AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS     TURNOVER  PER SHARE@
---------------- -------------- --------------- --------- ----------
9/24/93-
 9/30/93(5).....   2.34%(3)       (1.70)%(3)       216%     $   NA
9/30/94.........   2.31           (1.23)           411          NA
9/30/95.........   2.22           (0.84)           351          NA
9/30/96.........   2.16           (1.30)           240      0.0607

------------
 @ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.
(1) Total return is not annualized and does not reflect sales load
(2) Calculated based upon average shares outstanding
(3) Annualized
(4) Pursuant to a reorganization of the SunAmerica Mutual Funds, the Equity Funds fiscal year ends were changed to September 30
(5) Commencement of sale of respective class of shares
(6) Net of expense reimbursement equivalent to .48% of average net assets for the period ended 9/30/94
(7) Net of expense reimbursement equivalent to .17% of average net assets for the year ended 9/30/95
(8) Restated to reflect a 0.984460367 for 1.00 stock split effective September 24, 1993

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 FINANCIAL HIGHLIGHTS

GLOBAL BALANCED FUND

                                         NET
                                     GAIN(LOSS)
                                     ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET    MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-   REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT        AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- --------- ----------- ---------- --------- -------  -------  --------- --------- ----------
                                                              CLASS A
6/15/94-
 9/30/94(3).....   $6.94     $0.02     $(0.05)     $(0.03)   $   --   $   --   $   --     $6.91     (0.43)%  $13,100
9/30/95.........    6.91      0.10       0.36        0.46     (0.01)      --    (0.01)     7.36      6.72      9,615
9/30/96.........    7.36      0.06       0.71        0.77     (0.42)      --    (0.42)     7.71     11.00     10,035
                               RATIO OF NET
                  RATIO OF      INVESTMENT
                  EXPENSES        INCOME                 AVERAGE
     PERIOD      TO AVERAGE     TO AVERAGE    PORTFOLIO COMMISSION
     ENDED       NET ASSETS     NET ASSETS    TURNOVER  PER SHARE@
---------------- ------------- -------------- --------- ----------
6/15/94-
 9/30/94(3).....  2.15%(4)(5)    0.93%(4)(5)      18%    $    NA
9/30/95.........  2.15(5)        1.36(5)         169          NA
9/30/96.........  2.15(5)        0.84(5)         103      0.0074
                                         NET
                                     GAIN(LOSS)
                                     ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET    MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-   REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT        AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- --------- ----------- ---------- --------- -------  -------  --------- --------- ----------
                                                              CLASS B
6/16/94-
 9/30/94(3).....   $6.94     $0.01     $(0.05)     $(0.04)   $   --   $   --   $   --     $6.90     (0.58)%  $13,532
9/30/95.........    6.90      0.05       0.36        0.41     (0.01)      --    (0.01)     7.30      5.91     13,976
9/30/96.........    7.30      0.02       0.70        0.72     (0.38)      --    (0.38)     7.64     10.21     16,112
                               RATIO OF NET
                  RATIO OF      INVESTMENT
                  EXPENSES        INCOME                 AVERAGE
     PERIOD      TO AVERAGE     TO AVERAGE    PORTFOLIO COMMISSION
     ENDED       NET ASSETS     NET ASSETS    TURNOVER  PER SHARE@
---------------- ------------- -------------- --------- ----------
6/16/94-
 9/30/94(3).....  2.80%(4)(5)    0.33%(4)(5)      18%    $    NA
9/30/95.........  2.80(5)        0.75(5)         169          NA
9/30/96.........  2.80(5)        0.21(5)         103      0.0074

--------------------------------------------------------------------------------

GROWTH AND INCOME FUND

                                         NET
                                     GAIN(LOSS)
                                     ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET    MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-   REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT        AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- --------- ----------- ---------- --------- -------  -------  --------- --------- ----------
                                    CLASS A
7/01/94-
 9/30/94(3).....   $7.33     $0.07     $ 0.10      $ 0.17    $(0.06)  $   --   $(0.06)    $7.44      2.34%   $ 3,098
9/30/95.........    7.44      0.32       1.08        1.40     (0.30)   (0.15)   (0.45)     8.39     19.53      3,532
9/30/96.........    8.39      0.14       2.50        2.64     (0.17)   (0.39)   (0.56)    10.47     32.59     21,099
                               RATIO OF NET
                  RATIO OF      INVESTMENT
                  EXPENSES        INCOME                 AVERAGE
     PERIOD      TO AVERAGE     TO AVERAGE    PORTFOLIO COMMISSION
     ENDED       NET ASSETS     NET ASSETS    TURNOVER  PER SHARE@
---------------- ------------- -------------- --------- ----------
7/01/94-
 9/30/94(3).....  1.50%(4)(5)    3.48%(4)(5)       8%    $    NA
9/30/95.........  0.46(5)        4.16(5)         230          NA
9/30/96.........  0.96(5)        1.52(5)         161      0.0600
                                         NET
                                     GAIN(LOSS)
                                     ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET    MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-   REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT        AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- --------- ----------- ---------- --------- -------  -------  --------- --------- ----------
                                                              CLASS b
7/06/94-
 9/30/94(3).....   $7.33     $0.05     $ 0.11      $ 0.16    $(0.05)  $   --   $(0.05)    $7.44      2.19%   $   229
9/30/95.........    7.44      0.35       1.03        1.38     (0.28)   (0.15)   (0.43)     8.39     19.19      2,538
9/30/96.........    8.39      0.08       2.50        2.58     (0.13)   (0.39)   (0.52)    10.45     31.75     13,903
                               RATIO OF NET
                  RATIO OF      INVESTMENT
                  EXPENSES        INCOME                 AVERAGE
     PERIOD      TO AVERAGE     TO AVERAGE    PORTFOLIO COMMISSION
     ENDED       NET ASSETS     NET ASSETS    TURNOVER  PER SHARE@
---------------- ------------- -------------- --------- ----------
7/06/94-
 9/30/94(3).....  2.15%(4)(5)    2.86%(4)(5)       8%    $    NA
9/30/95.........  0.30(5)        4.48(5)         230          NA
9/30/96.........  1.58(5)        0.73(5)         161      0.0600

------------
 @ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                                         9/30/94 9/30/95 9/30/96
                                                         ------- ------- -------
   Global Balanced Class A..............................   1.14%   .40%    .44%
   Global Balanced Class B..............................    .93    .45     .41
   Growth and Income Class A............................   4.48   2.96    1.01
   Growth and Income Class B............................  20.35   5.07    1.14

See Notes to Financial Statements

 SUNAMERICA BALANCED ASSETS FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996

                                                                     VALUE
                  SECURITY DESCRIPTION                    SHARES   (NOTE 2)
-----------------------------------------------------------------------------
COMMON STOCK--62.8%
AEROSPACE & MILITARY TECHNOLOGY--1.6%
 Boeing Co...............................................  30,000 $ 2,835,000
 Raytheon Co.............................................  40,000   2,225,000
                                                                  -----------
                                                                    5,060,000
                                                                  -----------
APPAREL & TEXTILES--3.1%
 Fila Holding SpA ADR(1).................................  20,000   1,922,500
 NIKE, Inc. Class B......................................  25,000   3,037,500
 Oakley, Inc.+...........................................  58,000   2,465,000
 Reebok International Ltd. ..............................  35,000   1,216,250
 Tommy Hilfiger Corp.+...................................  20,000   1,185,000
                                                                  -----------
                                                                    9,826,250
                                                                  -----------
AUTOMOTIVE--0.9%
 Ford Motor Co...........................................  40,000   1,250,000
 Harley-Davidson, Inc. ..................................  35,000   1,505,000
                                                                  -----------
                                                                    2,755,000
                                                                  -----------
BANKS--5.6%
 Bank of Boston Corp.....................................  25,000   1,446,875
 BankAmerica Corp........................................  25,000   2,053,125
 Chase Manhattan Corp....................................  40,000   3,205,000
 Citicorp................................................  20,000   1,812,500
 First Bank System, Inc..................................  25,000   1,671,875
 First Union Corp. ......................................  35,000   2,336,250
 Summit Bancorp.......................................... 130,000   5,167,500
                                                                  -----------
                                                                   17,693,125
                                                                  -----------
BROADCASTING & MEDIA--0.3%
 Comcast Corp. Class A+..................................  50,000     768,750
 Univision Communications, Inc. Class A+.................   2,000      67,000
                                                                  -----------
                                                                      835,750
                                                                  -----------
BUSINESS SERVICES--0.2%
 CUC International, Inc.+................................  20,000     797,500
                                                                  -----------
CHEMICALS--3.3%
 Cabot Corp..............................................  35,000     975,625
 du Pont (E.I.) de Nemours & Co..........................  20,000   1,765,000
 Monsanto Co.............................................  55,000   2,007,500
 Olin Corp. .............................................  50,000   4,200,000
 Union Carbide Corp......................................  35,000   1,596,875
                                                                  -----------
                                                                   10,545,000
                                                                  -----------
COMMUNICATION EQUIPMENT--2.6%
 Ericsson (L.M.) Telephone Co., Class B ADR(1)........... 100,000   2,537,500
 Nokia Corp. ADR(1)......................................  40,000   1,770,000
 Octel Communications Corp.+.............................  70,000   2,030,000
 Tellabs, Inc.+..........................................  30,000   2,118,750
                                                                  -----------
                                                                    8,456,250
                                                                  -----------

                              VALUE
SECURITY DESCRIPTION  SHARES (NOTE 2)


COMPUTERS & BUSINESS EQUIPMENT--3.9%
 American Pad & Paper Co.+................................. 111,000 $ 2,358,750
 CellNet Data Systems, Inc.+...............................  20,000     315,000
 Cisco Systems, Inc.+......................................  25,000   1,551,563
 Electronic Data Systems Corp..............................  30,000   1,841,250
 International Business Machines Corp. ....................  40,000   4,980,000
 Sun Microsystems, Inc.+...................................  25,000   1,553,125
                                                                    -----------
                                                                     12,599,688
                                                                    -----------
CONGLOMERATE--1.5%
 General Electric Co.......................................  25,000   2,275,000
 United Technologies Corp..................................  20,000   2,402,500
                                                                    -----------
                                                                      4,677,500
                                                                    -----------
DEPARTMENT STORES--1.3%
 Penney (J.C.), Inc........................................  30,000   1,623,750
 Wal-Mart Stores, Inc. .................................... 100,000   2,637,500
                                                                    -----------
                                                                      4,261,250
                                                                    -----------
ELECTRONICS--2.2%
 Diebold, Inc..............................................  40,000   2,335,000
 Intel Corp................................................  15,000   1,431,563
 Lexmark International Group, Inc. Class A.................  50,000   1,018,750
 Micron Technology, Inc....................................  70,000   2,135,000
                                                                    -----------
                                                                      6,920,313
                                                                    -----------
ENERGY SERVICES--2.5%
 Mobil Corp. ..............................................  50,000   5,787,500
 Royal Dutch Petroleum Co. ................................  15,000   2,341,875
                                                                    -----------
                                                                      8,129,375
                                                                    -----------
ENERGY SOURCES--1.0%
 Burlington Resources, Inc. ...............................  30,000   1,331,250
 Enron Corp................................................  46,000   1,874,500
                                                                    -----------
                                                                      3,205,750
                                                                    -----------
FINANCIAL SERVICES--4.1%
 Alex Brown, Inc...........................................  30,000   1,736,250
 Capital One Financial Corp. ..............................  70,000   2,100,000
 Dean Witter, Discover & Co. ..............................  35,000   1,925,000
 Federal National Mortgage Association.....................  60,000   2,092,500
 Litchfield Financial Corp.................................  52,500     735,000
 MBNA Corp.................................................  20,000     695,000
 Morgan Stanley Group, Inc.................................  50,000   2,487,500
 ReliaStar Financial Corp..................................  25,000   1,187,500
                                                                    -----------
                                                                     12,958,750
                                                                    -----------
FOOD, BEVERAGE & TOBACCO--1.9%
 Dole Food, Inc............................................  35,000   1,470,000
 Philip Morris Cos., Inc...................................  30,000   2,692,500
 Seagram Co., Ltd..........................................  50,000   1,868,750
                                                                    -----------
                                                                      6,031,250
                                                                    -----------

 SUNAMERICA BALANCED ASSETS FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 -- (continued)

                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
HEALTH SERVICES--1.3%
 Apria Healthcare Group, Inc.+.............................  30,000 $    562,500
 Beverly Enterprises, Inc.+................................  75,000      815,625
 MedPartners, Inc.+........................................  60,500    1,376,375
 NovaCare, Inc.+........................................... 150,000    1,406,250
                                                                    ------------
                                                                       4,160,750
                                                                    ------------
HOUSEHOLD PRODUCTS--2.7%
 Corning, Inc. ............................................  40,000    1,560,000
 Estee Lauder Cos., Inc. Class A...........................  30,000    1,346,250
 Procter & Gamble Co.......................................  30,000    2,925,000
 Warner-Lambert Co.........................................  40,000    2,640,000
                                                                    ------------
                                                                       8,471,250
                                                                    ------------
INSURANCE--1.7%
 Aetna, Inc................................................  31,738    2,233,562
 Allstate Corp.............................................  53,000    2,610,250
 Lawyers Title Corp........................................  25,000      531,250
                                                                    ------------
                                                                       5,375,062
                                                                    ------------
LEISURE & TOURISM--4.5%
 Callaway Golf Co..........................................  35,000    1,194,375
 Carnival Corp. Class A....................................  47,000    1,457,000
 Disney (Walt) Co..........................................  35,000    2,218,125
 HFS, Inc.+................................................  30,500    2,039,687
 Hilton Hotels Corp........................................  80,000    2,270,000
 MGM Grand, Inc.+..........................................  65,000    2,746,250
 Mirage Resorts, Inc.+.....................................  45,000    1,153,125
 Sun International Hotels Ltd.+............................  25,000    1,281,250
                                                                    ------------
                                                                      14,359,812
                                                                    ------------
MEDICAL PRODUCTS--3.2%
 Baxter International, Inc.................................  75,000    3,506,250
 Imagyn Medical, Inc.+.....................................  45,000      483,750
 Johnson & Johnson Co......................................  40,000    2,050,000
 Medtronic, Inc............................................  30,000    1,923,750
 Nitinol Medical Technologies, Inc.+.......................  10,000      112,500
 Perkin-Elmer Corp.........................................  35,000    2,025,625
                                                                    ------------
                                                                      10,101,875
                                                                    ------------
PHARMACEUTICALS--9.8%
 Allergan, Inc.............................................  70,000    2,668,750
 American Home Products Corp...............................  25,000    1,593,750
 Bristol-Myers Squibb Co...................................  30,000    2,891,250
 Chiron Corp.+.............................................  80,000    1,520,000
 Genzyme Corp.+............................................  40,000    1,020,000
 Gilead Sciences, Inc.+....................................  61,800    1,745,850
 Glaxo Holdings PLC ADR(1).................................  80,000    2,490,000

                                                       SHARES/
                                                   PRINCIPAL AMOUNT    VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)    (NOTE 2)
PHARMACEUTICALS (CONTINUED)
 Lilly (Eli) & Co................................       60,000      $  3,870,000
 Merck & Co., Inc................................       40,000         2,815,000
 Neurex Corp.+...................................       65,000         1,243,125
 Pfizer, Inc.....................................       60,000         4,747,500
 Schering-Plough Corp............................       40,000         2,460,000
 Teva Pharmaceutical Industries Ltd. ADR(1)......       40,000         1,855,000
 Virus Research Institute, Inc.+.................       35,000           284,375
                                                                    ------------
                                                                      31,204,600
                                                                    ------------
SOFTWARE--1.4%
 Computer Associates International, Inc.+........       20,000         1,195,000
 Document Sciences Corp.+........................        5,000            63,125
 Microsoft Corp.+................................       15,000         1,978,125
 NETCOM On-Line Communications Services+.........       40,000           685,000
 PSINet, Inc.+...................................       60,000           652,500
                                                                    ------------
                                                                       4,573,750
                                                                    ------------
SPECIALTY RETAIL--0.7%
 Melville Corp...................................       50,000         2,206,250
                                                                    ------------
TELECOMMUNICATIONS--1.5%
 Advanced Fibre Communications+(2)...............       10,000           250,000
 Andrew Corp.+...................................       30,000         1,496,250
 AT&T Corp.......................................       25,000         1,306,250
 Lucent Technologies, Inc........................       35,000         1,605,625
                                                                    ------------
                                                                       4,658,125
                                                                    ------------
TOTAL COMMON STOCK
 (cost $182,931,590).............................                    199,864,225
                                                                    ------------
PREFERRED STOCK--0.0%
INSURANCE--0.0%
 Aetna, Inc.
 (cost $146,757).................................        2,247           163,750
                                                                    ------------
BONDS & NOTES--5.5%
AEROSPACE & MILITARY TECHNOLOGY--1.3%
 Lockheed Martin Corp.
 7.25% due 5/15/06...............................      $ 4,000         4,000,880
                                                                    ------------
BANKS--0.6%
 Chase Manhattan Corp.
 7.88% due 8/01/04...............................        2,000         2,008,420
                                                                    ------------

 SUNAMERICA BALANCED ASSETS FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 -- (continued)

                                                     PRINCIPAL AMOUNT   VALUE
                SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)
FINANCIAL SERVICES--3.6%
 Bear Stearns Cos., Inc.
 6.63% due 1/15/04.................................      $ 5,000      $4,802,150
 DLJ Mortgage Acceptance Corp.
 7.35% due 9/18/03.................................        4,689       4,687,398
 Donaldson Lufkin & Jenrette, Inc.
 6.88% due 11/01/05................................        2,000       1,911,640
                                                                      ----------
                                                                      11,401,188
                                                                      ----------
TOTAL BONDS & NOTES
 (cost $17,129,808)................................                   17,410,488
                                                                      ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.1%
 6.50% due 9/01/10
 (cost $3,549,898).................................        3,631       3,531,720
                                                                      ----------
U.S. TREASURY NOTES--16.5%
 5.75% due 10/31/97................................        5,000       4,995,300
 6.25% due 5/31/00.................................        5,000       4,978,100
 6.75% due 5/31/99.................................        5,000       5,060,150
 6.88% due 7/31/99-3/31/00.........................       13,000      13,197,620
 7.25% due 2/15/98-8/15/04.........................       13,300      13,713,025
 7.50% due 10/31/99................................        6,000       6,194,040
 9.25% due 8/15/98.................................        4,000       4,218,120
                                                                      ----------
TOTAL U.S. TREASURY NOTES
 (cost $52,624,421)................................                   52,356,355
                                                                      ----------

                                                  PRINCIPAL AMOUNT     VALUE
              SECURITY DESCRIPTION                 (IN THOUSANDS)    (NOTE 2)
U.S. TREASURY BONDS--6.7%
 6.75% due 8/15/26..............................      $ 10,000     $   9,773,400
 11.25% due 2/15/15.............................         8,000        11,488,720
                                                                   -------------
TOTAL U.S. TREASURY BONDS
 (cost $21,390,625).............................                      21,262,120
                                                                   -------------
TOTAL INVESTMENT SECURITIES--92.6%
 (cost $277,773,099)............................                     294,588,658
                                                                   -------------
REPURCHASE AGREEMENT--2.6%
 Joint Repurchase Agreement
 Account (Note 3)
 (cost $8,398,000)..............................         8,398         8,398,000
                                                                   -------------
TOTAL INVESTMENTS--
 (cost $286,171,099)............................          95.2%      302,986,658
Other assets less liabilities...................           4.8        15,245,304
                                                         -----     -------------
NET ASSETS--                                             100.0%     $318,231,962
                                                         =====     =============

--------
 +Non-income producing security
(1)ADR ("American Depositary Receipt")
(2)Fair valued security, see Note 2

See Notes to Financial Statements

 SUNAMERICA BLUE CHIP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996

                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES  (NOTE 2)
-------------------------------------------------------------------------------
COMMON STOCK--91.6%
AEROSPACE & MILITARY TECHNOLOGY--2.7%
 Boeing Co.................................................. 10,000 $   945,000
 Raytheon Co................................................ 20,000   1,112,500
 Remec, Inc.+............................................... 25,000     353,125
                                                                    -----------
                                                                      2,410,625
                                                                    -----------
APPAREL & TEXTILES--4.6%
 Fila Holding SpA ADR(1)....................................  5,000     480,625
 NIKE, Inc.................................................. 10,000   1,215,000
 Oakley, Inc.+.............................................. 35,000   1,487,500
 Tommy Hilfiger Corp.+...................................... 15,000     888,750
                                                                    -----------
                                                                      4,071,875
                                                                    -----------
AUTOMOTIVE--1.3%
 Ford Motor Co. ............................................ 15,000     468,750
 Harley-Davidson, Inc....................................... 15,000     645,000
                                                                    -----------
                                                                      1,113,750
                                                                    -----------
BANKS--5.3%
 BankAmerica Corp...........................................  5,000     410,625
 Citicorp................................................... 10,000     906,250
 First Union Corp........................................... 15,000   1,001,250
 Standard Federal Bancorp................................... 25,000   1,143,750
 Summit Bancorp............................................. 30,000   1,192,500
                                                                    -----------
                                                                      4,654,375
                                                                    -----------
BROADCASTING & MEDIA--1.0%
 Comcast Corp. Class A+..................................... 15,000     230,625
 National Media Corp.+...................................... 40,000     595,000
 Univision Communications, Inc.
  Class A+..................................................  2,000      67,000
                                                                    -----------
                                                                        892,625
                                                                    -----------
BUSINESS SERVICES--0.4%
 CUC International, Inc.+................................... 10,000     398,750
                                                                    -----------
CHEMICALS--5.3%
 Cabot Corp................................................. 15,000     418,125
 du Pont (E.I.) de Nemours & Co.............................  5,000     441,250
 Hercules, Inc.............................................. 10,000     547,500
 Monsanto Co................................................ 20,000     730,000
 Olin Corp. ................................................ 25,000   2,100,000
 Union Carbide Corp......................................... 10,000     456,250
                                                                    -----------
                                                                      4,693,125
                                                                    -----------
COMMUNICATION EQUIPMENT--4.1%
 Ericsson (L.M.) Telephone Co., Class B ADR(1).............. 30,000     761,250
 Nokia Corp. ADR(1)......................................... 20,000     885,000
 Octel Communications Corp.+................................ 30,000     870,000
 Tellabs, Inc.+............................................. 15,000   1,059,375
                                                                    -----------
                                                                      3,575,625
                                                                    -----------

                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES  (NOTE 2)
COMPUTERS & BUSINESS EQUIPMENT--9.0%
 American Pad & Paper Co.+.................................. 50,000 $ 1,062,500
 Cisco Systems, Inc.+....................................... 15,000     930,937
 Electronic Data Systems Corp............................... 20,000   1,227,500
 International Business Machines Corp....................... 10,000   1,245,000
 Lexmark International Group, Inc.+......................... 25,000     509,375
 Micron Technology, Inc..................................... 48,000   1,464,000
 Storage Technology Corp.+.................................. 15,000     568,125
 Sun Microsystems, Inc.+.................................... 15,000     931,875
                                                                    -----------
                                                                      7,939,312
                                                                    -----------
CONGLOMERATE--2.4%
 General Electric Co. ...................................... 10,000     910,000
 United Technologies Corp. ................................. 10,000   1,201,250
                                                                    -----------
                                                                      2,111,250
                                                                    -----------
CONSUMER GOODS--0.4%
 Whitman Corp............................................... 15,000     346,875
                                                                    -----------
DEPARTMENT STORES--1.8%
 Penney (J.C.), Inc......................................... 15,000     811,875
 Wal-Mart Stores, Inc....................................... 30,000     791,250
                                                                    -----------
                                                                      1,603,125
                                                                    -----------
ELECTRONICS--1.9%
 Diebold, Inc. ............................................. 20,000   1,167,500
 Intel Corp.................................................  5,000     477,188
                                                                    -----------
                                                                      1,644,688
                                                                    -----------
ENERGY SERVICES--2.8%
 Mobil Corp................................................. 15,000   1,736,250
 Royal Dutch Petroleum Co...................................  5,000     780,625
                                                                    -----------
                                                                      2,516,875
                                                                    -----------
ENERGY SOURCES--0.5%
 Burlington Resources, Inc. ................................ 10,000     443,750
                                                                    -----------
ENTERTAINMENT PRODUCTS--1.2%
 Callaway Golf Co........................................... 15,000     511,875
 Toy Biz, Inc. Class A+..................................... 30,000     532,500
                                                                    -----------
                                                                      1,044,375
                                                                    -----------
FINANCIAL SERVICES--4.2%
 Alex Brown, Inc............................................ 10,000     578,750
 Capital One Financial Corp................................. 20,000     600,000
 Dean Witter, Discover & Co................................. 15,000     825,000
 Federal National Mortgage Association...................... 10,000     348,750
 MBNA Corp. ................................................ 10,000     347,500
 Morgan Stanley Group, Inc. ................................ 10,000     497,500
 ReliaStar Financial Corp................................... 10,000     475,000
                                                                    -----------
                                                                      3,672,500
                                                                    -----------

 SUNAMERICA BLUE CHIP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 -- (continued)


                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES  (NOTE 2)
-------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FOOD, BEVERAGE & TOBACCO--2.9%
 Dole Food, Inc............................................. 15,000 $   630,000
 Odwalla, Inc.+............................................. 25,000     443,750
 Philip Morris Cos., Inc.................................... 10,000     897,500
 Seagram Co., Ltd. ......................................... 15,000     560,625
                                                                    -----------
                                                                      2,531,875
                                                                    -----------
HEALTH SERVICES--1.5%
 Apria Healthcare Group, Inc.+.............................. 20,000     375,000
 Beverly Enterprises, Inc.+................................. 25,000     271,875
 Health Management Associates+.............................. 15,000     373,125
 Healthsource, Inc.+........................................ 20,000     295,000
                                                                    -----------
                                                                      1,315,000
                                                                    -----------
HOUSEHOLD PRODUCTS--3.0%
 Corning, Inc. ............................................. 15,000     585,000
 Estee Lauder Cos., Inc., Class A........................... 20,000     897,500
 Procter & Gamble Co........................................  5,000     487,500
 Warner-Lambert Co.......................................... 10,000     660,000
                                                                    -----------
                                                                      2,630,000
                                                                    -----------
INSURANCE--4.2%
 Aetna, Inc................................................. 18,369   1,292,718
 Allstate Corp.............................................. 20,000     985,000
 Lawyers Title Corp. ....................................... 25,000     531,250
 UICI+...................................................... 35,000     910,000
                                                                    -----------
                                                                      3,718,968
                                                                    -----------
LEISURE & TOURISM--7.3%
 Extended Stay America, Inc.+............................... 50,000   1,025,000
 HFS, Inc.+................................................. 15,000   1,003,125
 Hilton Hotels Corp......................................... 40,000   1,135,000
 MGM Grand, Inc.+........................................... 45,000   1,901,250
 Mirage Resorts, Inc.+...................................... 25,000     640,625
 Sun International Hotels Ltd.+............................. 15,000     768,750
                                                                    -----------
                                                                      6,473,750
                                                                    -----------
MEDICAL PRODUCTS--5.2%
 Baxter International, Inc.................................. 25,000   1,168,750
 Chiron Corp.+.............................................. 42,000     798,000
 Johnson & Johnson Co....................................... 15,000     768,750
 Medtronic, Inc............................................. 15,000     961,875
 Perkin Elmer Corp.......................................... 15,000     868,125
                                                                    -----------
                                                                      4,565,500
                                                                    -----------
PHARMACEUTICALS--12.8%
 Allergan, Inc.............................................. 30,000   1,143,750
 American Home Products Corp. .............................. 10,000     637,500
 Bristol-Myers Squibb Co. .................................. 15,000   1,445,625
 Gilead Sciences, Inc.+..................................... 18,200     514,150
 Lilly (Eli) & Co. ......................................... 20,000   1,290,000

                                                         SHARES/
                                                     PRINCIPAL AMOUNT    VALUE
                SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)
PHARMACEUTICALS (CONTINUED)
 Merck & Co., Inc...................................      15,000      $ 1,055,625
 Neurex Corp.+......................................      40,000          765,000
 Pfizer, Inc........................................      25,000        1,978,125
 Schering-Plough Corp...............................      20,000        1,230,000
 Teva Pharmaceutical Industries Ltd. ADR(1).........      20,000          927,500
 Virus Research Institute, Inc.+....................      40,000          325,000
                                                                      -----------
                                                                       11,312,275
                                                                      -----------
POLLUTION CONTROL--0.8%
 Republic Industries, Inc.+.........................      25,000          725,000
                                                                      -----------
SOFTWARE--2.1%
 Computer Associates International, Inc.............      10,000          597,500
 Microsoft Corp.+...................................       5,000          659,375
 NETCOM On-Line Communications Services+............      20,000          342,500
 PSINet, Inc.+......................................      20,000          217,500
                                                                      -----------
                                                                        1,816,875
                                                                      -----------
SPECIALTY RETAIL--1.0%
 Melville Corp. ....................................      20,000          882,500
                                                                      -----------
TELECOMMUNICATIONS--1.9%
 Andrew Corp.+......................................      20,000          997,500
 Lucent Technologies, Inc...........................      15,000          688,125
                                                                      -----------
                                                                        1,685,625
                                                                      -----------
TOTAL COMMON STOCK
 (cost $74,899,347)...................................                 80,790,868
                                                                      -----------
PREFERRED STOCK--0.1%
INSURANCE--0.1%
 Aetna, Inc. Class C................................       1,123           81,839
                                                                      -----------
TOTAL INVESTMENT SECURITIES--91.7%
 (cost $74,972,693).................................                   80,872,707
                                                                      -----------
REPURCHASE AGREEMENT--1.3%
 Joint Repurchase Agreement Account (Note 3)
 (cost $1,189,000)..................................      $1,189        1,189,000
                                                                      -----------
TOTAL INVESTMENTS--
 (cost $76,161,693).................................        93.0%      82,061,707
Other assets less liabilities.......................         7.0        6,131,199
                                                          ------      -----------
NET ASSETS--                                               100.0%     $88,192,906
                                                          ======      ===========

--------
 + Non-income producing security
(1) ADR ("American Depositary Receipt")

See Notes to Financial Statements

 SUNAMERICA MID-CAP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996

                                                                     VALUE
                   SECURITY DESCRIPTION                     SHARES  (NOTE 2)
-----------------------------------------------------------------------------
COMMON STOCK--92.9%
AEROSPACE & MILITARY TECHNOLOGY--1.3%
 Hexcel Corp.+............................................. 10,000 $  193,750
 REMEC, Inc.+.............................................. 37,000    522,625
                                                                   ----------
                                                                      716,375
                                                                   ----------
APPAREL & TEXTILES--9.6%
 Fila Holding SpA ADR(1)...................................  2,000    192,250
 Gucci Group NV ADR(1)..................................... 10,000    725,000
 Jones Apparel Group, Inc.+................................ 15,000    956,250
 NIKE, Inc. ...............................................  6,000    729,000
 Nine West Group, Inc.+.................................... 12,000    651,000
 North Face, Inc.+......................................... 23,000    649,750
 Pacific Sunwear of California+............................ 15,000    493,125
 Reebok International Ltd. ................................ 15,000    521,250
 Tommy Hilfiger Corp.+.....................................  7,000    414,750
                                                                   ----------
                                                                    5,332,375
                                                                   ----------
BANKS--1.4%
 Charter One Financial, Inc. .............................. 10,500    420,000
 PNC Bank Corp. ........................................... 10,000    333,750
                                                                   ----------
                                                                      753,750
                                                                   ----------
BUSINESS SERVICES--1.8%
 Applied Graphics Technologies+............................ 20,100    298,988
 Data Processing Resources Corp.+.......................... 14,200    312,400
 TeleSpectrum Worldwide, Inc.+............................. 20,000    390,000
                                                                   ----------
                                                                    1,001,388
                                                                   ----------
CHEMICALS--2.7%
 Nalco Chemical Co. ....................................... 10,000    362,500
 Praxair, Inc. ............................................ 15,000    645,000
 Waters Corp.+............................................. 15,000    491,250
                                                                   ----------
                                                                    1,498,750
                                                                   ----------
COMMUNICATION EQUIPMENT--2.9%
 Cascade Communications Co.+...............................  6,000    489,000
 Octel Communications Corp.+............................... 15,000    435,000
 Tellabs, Inc.+............................................ 10,000    706,250
                                                                   ----------
                                                                    1,630,250
                                                                   ----------
COMPUTERS & BUSINESS EQUIPMENT--9.8%
 Amati Communications Corp.+............................... 10,000    220,000
 Bay Networks, Inc.+....................................... 10,000    272,500
 Cabletron Systems, Inc.+..................................  5,000    341,875
 CellNet Data Systems, Inc.+............................... 20,000    315,000
 CIBER, Inc.+.............................................. 18,200    691,600
 Cisco Systems, Inc.+...................................... 12,000    744,750
 COMPAQ Computer Corp.+....................................  7,000    448,875
 Gateway 2000, Inc. .......................................  7,000    335,125
 HBO & Co. ................................................ 10,000    667,500
 Micron Technology, Inc. .................................. 15,000    457,500

                              VALUE
SECURITY DESCRIPTION  SHARES (NOTE 2)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
 Newbridge Networks Corp.+...................................  5,000 $  318,750
 Sun Microsystems, Inc.+..................................... 10,000    621,250
                                                                     ----------
                                                                      5,434,725
                                                                     ----------
CONGLOMERATE--0.8%
 Tyco International Ltd. .................................... 10,000    431,250
                                                                     ----------
DEPARTMENT STORES--0.6%
 Woolworth Corp.+............................................ 15,000    309,375
                                                                     ----------
ELECTRONICS--4.7%
 Analog Devices, Inc.+....................................... 10,000    271,250
 Diebold, Inc. .............................................. 17,000    992,375
 National Semiconductor Corp.+............................... 20,000    402,500
 Telco Systems, Inc.+........................................ 10,000    190,000
 VeriFone, Inc.+............................................. 10,000    447,500
 Xilinx, Inc.+............................................... 10,000    340,000
                                                                     ----------
                                                                      2,643,625
                                                                     ----------
ENERGY SERVICES--3.4%
 Global Marine, Inc.+........................................ 25,000    393,750
 Noble Drilling Corp.+....................................... 22,500    340,313
 Rowan Cos., Inc.+........................................... 30,000    558,750
 Transocean Offshore, Inc.................................... 10,000    612,500
                                                                     ----------
                                                                      1,905,313
                                                                     ----------
ENERGY SOURCES--2.2%
 Flores & Rucks, Inc.+....................................... 25,000    965,625
 Parker & Parsley Petroleum Co. ............................. 10,000    261,250
                                                                     ----------
                                                                      1,226,875
                                                                     ----------
ENTERTAINMENT PRODUCTS--0.6%
 Callaway Golf Co............................................ 10,000    341,250
                                                                     ----------
FINANCIAL SERVICES--1.4%
 Alex Brown, Inc. ...........................................  6,000    347,250
 Associates First Capital Corp., Class A..................... 10,000    410,000
                                                                     ----------
                                                                        757,250
                                                                     ----------
HOUSEHOLD PRODUCTS--1.0%
 Blyth Industries, Inc.+.....................................  4,700    227,950
 Corning, Inc. ..............................................  8,000    312,000
                                                                     ----------
                                                                        539,950
                                                                     ----------
INSURANCE--2.7%
 Allmerica Financial Corp. .................................. 10,000    325,000
 Lawyers Title Corp. ........................................ 20,000    425,000
 Maxicare Health Plans, Inc.+................................ 10,000    190,000
 Progressive Corp. .......................................... 10,000    572,500
                                                                     ----------
                                                                      1,512,500
                                                                     ----------

 SUNAMERICA MID-CAP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 -- (continued)


                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
-------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
LEISURE & TOURISM--1.9%
 HFS, Inc.+.................................................   3,800 $  254,125
 Sun International Hotels Ltd.+.............................  16,000    820,000
                                                                     ----------
                                                                      1,074,125
                                                                     ----------
MACHINERY--3.2%
 Allied Products Corp. .....................................  15,000    375,000
 Flanders Corp.+(2)(3)...................................... 100,000    900,000
 Precision Castparts Corp. .................................  10,000    485,000
                                                                     ----------
                                                                      1,760,000
                                                                     ----------
MEDICAL PRODUCTS--2.6%
 Boston Scientific Corp.+...................................  12,000    690,000
 Cohr, Inc.+................................................  20,000    555,000
 Nitinol Medical Technologies, Inc.+........................   5,000     56,250
 Serologicals Corp.+........................................   5,000    173,750
                                                                     ----------
                                                                      1,475,000
                                                                     ----------
METALS & MINING--0.7%
 Crown, Cork & Seal, Inc. ..................................   9,000    415,125
                                                                     ----------
PHARMACEUTICALS--7.0%
 ABR Information Services, Inc.+............................  10,000    720,000
 Allergan, Inc. ............................................  20,000    762,500
 Centocor, Inc.+............................................  10,000    355,000
 Guilford Pharmaceuticals, Inc.+............................  10,000    275,000
 Ligand Pharmaceuticals, Inc.+..............................  15,000    204,375
 Neurex Corp.+..............................................  25,000    478,125
 Teva Pharmaceutical Industries Ltd. ADR(1).................  23,500  1,089,812
                                                                     ----------
                                                                      3,884,812
                                                                     ----------
POLLUTION CONTROL--4.2%
 Culligan Water Technologies, Inc.+.........................  15,000    568,125
 United States Filter Corporation...........................   5,000    170,625
 United Waste Systems, Inc. ................................  30,000  1,042,500
 USA Waste Services, Inc.+..................................  17,000    535,500
                                                                     ----------
                                                                      2,316,750
                                                                     ----------
REAL ESTATE--0.3%
 Green Tree Financial Corp. ................................   5,000    196,250
                                                                     ----------
REAL ESTATE INVESTMENT TRUSTS--2.0%
 Bay Apartment Communities, Inc. ...........................  15,000    427,500
 Innkeepers USA Trust.......................................  25,000    281,250
 Starwood Lodging Trust.....................................  10,000    418,750
                                                                     ----------
                                                                      1,127,500
                                                                     ----------
RESTAURANTS--0.6%
 Starbucks Corp.+...........................................  10,000    330,000
                                                                     ----------
SOFTWARE--8.5%
 Baan Co. NV+...............................................  10,000    333,750
 BDM International, Inc.+...................................  10,000    595,000
 BMC Software, Inc.+........................................   5,000    397,500
 Cognos, Inc.+..............................................  10,000    326,250
 Computer Associates International, Inc. ...................   8,000    478,000
 Innovus Corp.+.............................................  14,000     84,000
 JDA Software Group, Inc.+..................................  12,000    330,000
 Microsoft Corp.+...........................................   4,000    527,500

                                                         SHARES/
                                                     PRINCIPAL AMOUNT    VALUE
                SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)
SOFTWARE (CONTINUED)
 PeopleSoft, Inc.+.................................        5,000      $   416,250
 Rational Software Corp.+..........................       10,000          341,250
 RemedyTemp, Inc.+.................................       15,000          318,750
 VIASOFT, Inc.+....................................       14,000          588,000
                                                                      -----------
                                                                        4,736,250
                                                                      -----------
SPECIALTY RETAIL--7.3%
 Eagle Hardware And Groden+........................       20,000          540,000
 Global DirectMail Corp.+..........................       20,000          955,000
 Just For Feet, Inc.+..............................       10,000          501,250
 MacFrugals Bargains Closeouts+....................       25,000          590,625
 Melville Corp. ...................................       12,000          529,500
 Saks Holdings Incorporated+.......................       10,000          350,000
 Tiffany & Co. ....................................       15,000          600,000
                                                                      -----------
                                                                        4,066,375
                                                                      -----------
TELECOMMUNICATIONS--6.5%
 ACC Corp. ........................................        4,500          212,625
 Ascend Communications, Inc. ......................        5,000          330,625
 Lucent Technologies, Inc. ........................        5,000          229,375
 NICE Systems Ltd. ADR +(1)........................       20,000          458,125
 Pacific Gateway Exchange, Inc.+...................       22,000          649,000
 PairGain Technologies, Inc.+......................        6,300          492,187
 Teleport Communications Group
  Class A+.........................................       24,000          567,000
 Westell Technologies, Inc. Class A+...............       16,000          708,000
                                                                      -----------
                                                                        3,646,937
                                                                      -----------
UTILITIES--1.2%
 El Paso Natural Gas Co. ..........................       15,000          660,000
                                                                      -----------
TOTAL COMMON STOCK
 (cost $41,236,289)................................                    51,724,125
                                                                      -----------
WARRANTS--0.7%+
ELECTRONICS--0.7%
 Intel Corp........................................        7,000          397,250
                                                                      -----------
TOTAL INVESTMENT SECURITIES--93.6%
 (cost $41,512,876)................................                    52,121,375
                                                                      -----------
REPURCHASE AGREEMENT--7.3%
 Joint Repurchase Agreement
  Account (Note 3)
 (cost $4,072,000).................................       $4,072        4,072,000
                                                                      -----------
TOTAL INVESTMENTS--
 (cost $45,584,876)................................        100.9%      56,193,375
Liabilities in excess of other assets..............         (0.9)        (505,189)
                                                          ------      -----------
NET ASSETS--                                               100.0%     $55,688,186
                                                          ======      ===========

-------
 + Non-income producing security
(1) ADR ("American Depositary Receipts")
(2) Fair valued security, see Note 2
(3) At September 30, 1996 the Fund held a restricted security amounting to 1.62% of net assets. The Fund will not bear any costs, including those involved in registration under the Securities Act of 1933, in the connection with the disposition of the securities.

                  DATE OF   UNIT   VALUATION AS OF
 DESCRIPTION    ACQUISITION COST  SEPTEMBER 30, 1996
--------------  ----------- ----- ------------------
Flanders Corp.    5/09/96   $5.00       $9.00

See Notes to Financial Statements

 SUNAMERICA SMALL COMPANY GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996

                                                                     VALUE
                  SECURITY DESCRIPTION                    SHARES    (NOTE 2)
------------------------------------------------------------------------------
COMMON STOCK--93.3%
AEROSPACE & MILITARY TECHNOLOGY--1.5%
 Hexcel Corp.+...........................................  30,000 $    581,250
 Nichols Research Corp.+.................................  40,000    1,190,000
 REMEC, Inc.+............................................ 100,500    1,419,563
 Rohr, Inc.+.............................................  40,000      785,000
                                                                  ------------
                                                                     3,975,813
                                                                  ------------
APPAREL & TEXTILES--2.7%
 Fila Holding SpA ADR(1).................................   8,000      769,000
 Gucci Group NV..........................................  10,000      725,000
 Jones Apparel Group, Inc.+..............................  20,000    1,275,000
 Nautica Enterprises, Inc.+..............................  30,000      967,500
 North Face, Inc.+.......................................  45,000    1,271,250
 Pacific Sunwear of California+..........................  62,500    2,054,687
                                                                  ------------
                                                                     7,062,437
                                                                  ------------
BANKS--2.5%
 First American Corp. (Tennessee)........................  50,000    2,400,000
 Long Island Bancorp, Inc................................  55,000    1,588,125
 PNC Bank Corp...........................................  39,500    1,318,313
 Summit Bancorp..........................................  31,500    1,252,125
                                                                  ------------
                                                                     6,558,563
                                                                  ------------
BROADCASTING & MEDIA--2.4%
 Mecklermedia Corp.+..................................... 115,600    2,080,800
 National Media Corp.+...................................  70,700    1,051,663
 Sinclair Broadcast Group, Inc. Class A+.................  40,800    1,626,900
 United Video Satellite Group Class A+...................  80,000    1,620,000
 Univision Communications, Inc. Class A+.................   3,000      100,500
                                                                  ------------
                                                                     6,479,863
                                                                  ------------
BUSINESS SERVICES--5.9%
 Abacus Direct Corp.+....................................   6,500      136,500
 Childrens Comprehensive
  Services, Inc.+........................................  90,000    1,597,500
 Datamark Holdings, Inc.+................................  96,774    1,185,481
 Datamark Holdings, Inc.+(2)(3).......................... 193,549    1,887,103
 International Network Services+.........................  33,000    1,159,125
 Learning Tree International, Inc+.......................  12,500      462,500
 Mecon, Inc.+............................................  45,100    1,127,500
 Paychex, Inc............................................  25,000    1,450,000
 ProSoft Development, Inc.+(2)(3)........................ 250,000    2,500,000
 RTW, Inc.+..............................................  48,000    1,386,000
 SOS Staffing Services, Inc.+............................  75,000      843,750
 TeleSpectrum Worldwide, Inc.+...........................  80,000    1,560,000
 Vincam Group, Inc.+.....................................  10,000      382,500
                                                                  ------------
                                                                    15,677,959
                                                                  ------------
CHEMICALS--2.0%
 Betz Laboratories, Inc..................................  43,100    2,262,750
 Nalco Chemical Co.......................................  87,000    3,153,750
                                                                  ------------
                                                                     5,416,500
                                                                  ------------

                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
COMMUNICATION EQUIPMENT--3.3%
 Cascade Communications Co.+...............................  28,000 $  2,282,000
 DSP Communications, Inc.+.................................  35,000    1,955,625
 Octel Communications Corp.+...............................  40,000    1,160,000
 Registry, Inc.+...........................................  50,500    1,919,000
 Tellabs, Inc.+............................................  20,000    1,412,500
                                                                    ------------
                                                                       8,729,125
                                                                    ------------
COMPUTERS & BUSINESS EQUIPMENT--9.0%
 3Com Corp.+...............................................  20,000    1,201,250
 Amati Communications Corp.+...............................  40,000      880,000
 Bay Networks, Inc.+.......................................  25,000      681,250
 CellNet Data Systems, Inc.+...............................  20,000      315,000
 Chips & Technologies, Inc.+...............................  90,000    1,226,250
 CIBER, Inc.+..............................................  69,300    2,633,400
 Cisco Systems, Inc.+......................................  32,000    1,986,000
 Daisytek International Corp.+.............................  21,000      908,250
 FORE Systems, Inc.+.......................................  20,000      827,500
 HMT Technology Corp.+.....................................  45,000      978,750
 ITI Technologies, Inc.+...................................  35,000    1,233,750
 Lexmark International Group, Inc.+........................  75,000    1,528,125
 Linear Technology Corp....................................  50,000    1,843,750
 M-Systems Flash Disk Pioneers Ltd.+....................... 100,000      887,500
 Micron Electronics, Inc.+.................................  50,000    1,031,250
 Micron Technology, Inc....................................  45,000    1,372,500
 Newbridge Networks Corp.+.................................  20,000    1,275,000
 Versant Object Technology Corp.+..........................  60,000    1,425,000
 Whittman-Hart, Inc.+......................................  35,500    1,677,375
                                                                    ------------
                                                                      23,911,900
                                                                    ------------
ELECTRICAL EQUIPMENT--0.2%
 UCAR International, Inc.+.................................  15,000      607,500
                                                                    ------------
ELECTRONICS--5.7%
 Altera Corp.+.............................................  10,000      506,250
 Cymer, Inc.+..............................................  25,000      443,750
 Diebold, Inc..............................................  59,000    3,444,125
 DuPont Photomasks, Inc.+..................................  40,000    1,120,000
 ESS Technology, Inc.+.....................................  50,000      856,250
 Micrel, Inc.+.............................................  30,000      712,500
 Photronics, Inc.+.........................................  45,000    1,395,000
 Sawtek, Inc.+.............................................  32,500      845,000
 Supertex, Inc.+...........................................  80,000    1,450,000
 Telco Systems, Inc.+......................................  55,000    1,045,000
 Uniphase Corp.+...........................................  35,000    1,478,750
 Vitesse Semiconductor Corp.+..............................  30,000    1,158,750
 Xilinx, Inc.+.............................................  20,000      680,000
                                                                    ------------
                                                                      15,135,375
                                                                    ------------
ENERGY SERVICES--3.6%
 ENSCO International, Inc.+................................  37,500    1,218,750
 Falcon Drilling, Inc.+....................................  60,000    1,560,000
 Marine Drilling Co., Inc.+................................  75,000      721,875
 Noble Drilling Corp.+..................................... 132,500    2,004,062
 Parallel Petroleum Corp.+.................................  90,000      455,625

 SUNAMERICA SMALL COMPANY GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 -- (continued)

                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES   (NOTE 2)
-------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
ENERGY SERVICES (CONTINUED)
 Reading & Bates Corp.+....................................  65,000 $ 1,763,125
 Transocean Offshore, Inc. ................................  30,000   1,837,500
                                                                    -----------
                                                                      9,560,937
                                                                    -----------
ENERGY SOURCES--2.0%
 Belco Oil & Gas Corp.+....................................  15,500     414,625
 Benton Oil & Gas Co. +....................................  80,000   1,740,000
 Flores & Rucks, Inc.+.....................................  40,000   1,545,000
 Parker & Parsley Petroleum Co. ...........................  40,000   1,045,000
 Pride Petroleum Services, Inc.+...........................  50,000     706,250
                                                                    -----------
                                                                      5,450,875
                                                                    -----------
FOOD, BEVERAGE & TOBACCO--0.4%
 Northland Cranberries, Inc. ..............................  55,000     935,000
                                                                    -----------
HEALTH SERVICES--3.1%
 Apache Medical Systems, Inc.+.............................  24,000     324,000
 Applied Analytical Industries, Inc.+......................  76,000   1,729,000
 Health Images, Inc. ...................................... 100,000   1,337,500
 NovaCare, Inc.+........................................... 175,000   1,640,625
 OccuSystems, Inc.+........................................  17,500     525,000
 Pediatrix Medical Group+..................................  30,000   1,503,750
 Sunrise Assisted Living, Inc.+............................  21,000     588,000
 Veterinary Centers of America, Inc.+......................  30,000     658,125
                                                                    -----------
                                                                      8,306,000
                                                                    -----------
INSURANCE--1.8%
 Allmerica Financial Corp.+................................  15,000     487,500
 Lawyers Title Corp. ......................................  70,000   1,487,500
 Maxicare Health Plans, Inc.+..............................  40,000     760,000
 Penn Treaty American Corp.+...............................  90,000   2,137,500
                                                                    -----------
                                                                      4,872,500
                                                                    -----------
LEISURE & TOURISM--1.4%
 Bally Entertainment Corp. ................................  40,000   1,135,000
 HFS, Inc.+................................................  23,700   1,584,938
 Studio Plus Hotels, Inc.+.................................  67,500   1,113,750
                                                                    -----------
                                                                      3,833,688
                                                                    -----------
MACHINERY--3.0%
 DT Industries Inc. .......................................  45,000   1,518,750
 Flanders Corp.+(2)(3)..................................... 500,000   4,500,000
 Precision Castparts Corp. ................................  40,000   1,940,000
                                                                    -----------
                                                                      7,958,750
                                                                    -----------
MEDICAL PRODUCTS--4.0%
 ADAC Laboratories.........................................  80,000   1,610,000
 Cardiovascular Dynamics, Inc. ............................ 100,000   1,525,000
 Cohr, Inc.+...............................................  70,000   1,942,500
 Neurex Corp.+............................................. 127,500   2,438,437

                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES  (NOTE 2)
MEDICAL PRODUCTS (CONTINUED)
 Nitinol Medical Technologies, Inc.+........................  5,000 $    56,250
 Serologicals Corp.+........................................ 90,000   3,127,500
                                                                    -----------
                                                                     10,699,687
                                                                    -----------
METALS & MINING--1.1%
 Diamond Offshore Drilling, Inc.+........................... 26,400   1,452,000
 Mueller Industries, Inc.+.................................. 35,000   1,421,875
                                                                    -----------
                                                                      2,873,875
                                                                    -----------
PHARMACEUTICALS--5.8%
 ABR Information Services, Inc.+............................ 20,000   1,440,000
 Agouron Pharmaceuticals, Inc.+............................. 17,000     741,625
 Allergan Ligand Retinoid Theraputics, Inc.+(4)............. 75,000   2,193,750
 DepoTech Corp.+............................................ 25,900     446,775
 Guilford Pharmaceuticals, Inc.+............................ 65,000   1,787,500
 Ligand Pharmaceuticals, Inc.+.............................. 85,000   1,158,125
 M.I.M. Corp.+.............................................. 55,000     797,500
 Medicis Pharmaceutical Corp. Class A+...................... 10,000     482,500
 Millenium Pharmaceuticals, Inc.+...........................  4,000      73,000
 Noven Pharmaceuticals, Inc.+............................... 75,000     946,875
 PAREXAL International Corp.+............................... 30,000   1,890,000
 Pharmaceutical Product Development, Inc.+.................. 36,500     985,500
 Teva Pharmaceutical Industries Ltd. ADR(1)................. 57,500   2,666,562
                                                                    -----------
                                                                     15,609,712
                                                                    -----------
POLLUTION CONTROL--0.9%
 United Waste Systems, Inc.+................................ 35,000   1,216,250
 USA Waste Services, Inc.+.................................. 34,000   1,071,000
                                                                    -----------
                                                                      2,287,250
                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.3%
 Bay Apartment Communities, Inc............................. 20,000     570,000
 FelCor Suite Hotels, Inc................................... 40,000   1,290,000
 Innkeepers USA Trust....................................... 95,000   1,068,750
 Starwood Lodging Trust..................................... 10,000     418,750
                                                                    -----------
                                                                      3,347,500
                                                                    -----------
SOFTWARE--15.7%
 BDM International, Inc.+................................... 62,500   3,718,750
 Black Box Corp.+........................................... 60,000   1,980,000
 CCC Information Services Group, Inc.+...................... 12,500     262,500
 Citrix Systems, Inc.+...................................... 26,500   1,358,125
 Cognos, Inc.+.............................................. 59,800   1,950,975
 Document Sciences Corp.+................................... 75,000     946,875
 DST Systems, Inc.+......................................... 20,000     640,000
 Finish Line, Inc. Class A+................................. 20,000     950,000
 Forte Software, Inc.+...................................... 13,500     529,875

 SUNAMERICA SMALL COMPANY GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 (continued)


                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
-------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
SOFTWARE (CONTINUED)
 Ikos Systems, Inc.+........................................  30,000 $  596,250
 Innovus Corp.+.............................................  92,700    556,200
 Innovus Corp.+(2)(3).......................................  54,000    189,000
 JDA Software Group, Inc....................................  80,000  2,200,000
 Legato Systems, Inc.+......................................  35,000  1,662,500
 National Data Corp.........................................  17,000    741,625
 Pc Docs Group International, Inc.+.........................  66,000    891,000
 PeopleSoft, Inc.+..........................................  15,000  1,248,750
 Rational Software Corp+....................................  40,000  1,365,000
 RemedyTemp, Inc. Class A+..................................  62,000  1,317,500
 Restrac, Inc.+............................................. 122,000  2,287,500
 S3, Inc.+..................................................  60,000  1,185,000
 Saville Systems PLC ADR+(1)................................  50,000  1,762,500
 Segue Software, Inc.+...................................... 100,000  1,375,000
 Spyglass, Inc.+............................................   8,200    154,775
 Sykes Enterprises, Inc.+...................................  70,650  3,408,862
 Symantec Corp.+............................................  45,000    489,375
 Verilink Corp.+............................................ 105,100  2,574,950
 Veritas Software Co.+......................................  30,000  2,122,500
 VIASOFT, Inc.+.............................................  60,000  2,520,000
 Xionics Document Technologies+.............................  47,500    712,500
                                                                     ----------
                                                                     41,697,887
                                                                     ----------
SPECIALTY RETAIL--3.2%
 Central Garden & Pet Co.+..................................  35,000    704,375
 Gadzooks, Inc.+............................................  52,500  1,824,375
 Global DirectMail Corp.+...................................  30,000  1,432,500
 Hot Topic, Inc.+...........................................  67,500  1,586,250
 MacFrugals Bargains Closeouts+.............................  75,000  1,771,875
 PETsMART, Inc.+............................................  50,000  1,293,750
                                                                     ----------
                                                                      8,613,125
                                                                     ----------
TELECOMMUNICATIONS--9.5%
 ACC Corp.+.................................................  15,000    708,750
 ACE*COMM Corp.+............................................ 100,000  1,200,000
 ADC Telecommunications, Inc.+..............................  20,000  1,280,000
 Advanced Fibre Communications+(3)..........................  10,000    250,000
 Ascend Communications, Inc.+...............................  10,000    661,250
 Boston Communications Group+...............................  65,000  1,056,250
 Davox Corp.+...............................................  40,000  1,510,000
 Harmonic Lightwaves, Inc.+.................................  80,000  1,570,000
 LCC International, Inc.+...................................  54,000    985,500
 Nexus Telecommunication Systems Ltd........................ 100,000    450,000
 NICE Systems Ltd. ADR+(1)..................................  72,500  1,660,703
 Omnipoint Corp.+...........................................  25,000    728,125
 Orckit Communications Ltd.+................................  54,100    994,088
 Pacific Gateway Exchange, Inc.+............................ 120,000  3,540,000
 PairGain Technologies, Inc.+...............................  21,400  1,671,875
 Retix+..................................................... 115,000    934,375
 Teledata Communications, Inc.+.............................  85,000  1,561,875
 Teleport Communications Group Class A+.....................  58,000  1,370,250

                                                    SHARES/
                                                PRINCIPAL AMOUNT    VALUE
             SECURITY DESCRIPTION                (IN THOUSANDS)    (NOTE 2)
TELECOMMUNICATIONS (CONTINUED)
 Westell Technologies, Inc. Class A+...........       55,000     $  2,433,750
 Winstar Communications, Inc.+.................       50,000          831,250
                                                                 ------------
                                                                   25,398,041
                                                                 ------------
TRANSPORTATION--1.3%
 Eagle USA Airfreight, Inc. +..................       40,000        1,040,000
 Trico Marine Services, Inc.+..................       80,000        2,440,000
                                                                 ------------
                                                                    3,480,000
                                                                 ------------
TOTAL COMMON STOCK
 (cost $191,441,211)...........................                   248,479,862
                                                                 ------------
WARRANTS--0.5%+
ELECTRONICS--0.5%
 Intel Corp....................................       25,000        1,418,750
                                                                 ------------
TELECOMMUNICATIONS--0.0%
 Nexus Telecommunication Systems Ltd. Class D..      100,000           87,500
                                                                 ------------
TOTAL WARRANTS
 (cost $978,643).................................                   1,506,250
                                                                 ------------
TOTAL INVESTMENT SECURITIES--93.8%
 (cost $192,419,854)...........................                   249,986,112
                                                                 ------------
REPURCHASE AGREEMENT--3.7%
 Joint Repurchase Agreement
  Account (Note 3)
  (cost $9,766,000)............................       $9,766        9,766,000
                                                                 ------------

TOTAL INVESTMENTS--
 (cost $202,185,854)...........................         97.5%     259,752,112
Other assets less liabilities..................          2.5        6,654,356
                                                        ----
                                                                 ------------
NET ASSETS--                                           100.0%    $266,406,468
                                                       =====     ============

-------
 + Non-income producing security
(1) ADR ("American Depositary Receipt")
(2) At September 30, 1996 the Fund held restricted securities amounting to 2.5% of net assets. The Fund will not bear any costs, including those involved in registration under the Securities Act of 1933, in the connection with the disposition of the securities.

                                  DATE OF          UNIT         VALUATION AS OF
  DESCRIPTION                   ACQUISITION        COST        SEPTEMBER 30, 1996
  -----------                   -----------       ------       ------------------
  Datamark Holdings, Inc.         4/01/96         $ 7.50             $ 9.75
  ProSoft Development, Inc.       7/02/96          10.00              10.00
  Flanders Corp.                  5/09/96           5.00               9.00
  Flanders Corp.                  8/30/96           9.00               9.00
  Innovus Corp.                   3/21/95           3.50               3.50

(3) Fair valued security, see Note 2
(4) Consists of stocks and warrants traded together as a unit

See Notes to Financial Statements

 SUNAMERICA GLOBAL BALANCED FUND
 INVESTMENT PORTFOLIO -- September 30, 1996

                                                                        VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK--65.1%
DOMESTIC EQUITY--17.1%
AEROSPACE & MILITARY TECHNOLOGY--0.8%
 Boeing Co................................................... 1,000  $    94,500
 Raytheon Co................................................. 2,000      111,250
                                                                     -----------
                                                                         205,750
                                                                     -----------
AUTOMOTIVE--0.3%
 Ford Motor Co............................................... 2,500       78,125
                                                                     -----------
BANKS--0.6%
 Chase Manhattan Corp. ...................................... 1,000       80,125
 Citicorp.................................................... 1,000       90,625
                                                                     -----------
                                                                         170,750
                                                                     -----------
BROADCASTING & MEDIA--0.4%
 Applied Graphics Technologies+.............................. 5,000       74,375
 Chancellor Broadcasting Corp. Class A+...................... 1,000       41,500
                                                                     -----------
                                                                         115,875
                                                                     -----------
BUSINESS SERVICES--0.3%
 CUC International, Inc.+.................................... 2,000       79,750
                                                                     -----------
CHEMICALS--1.7%
 du Pont (E.I.) de Nemours & Co.............................. 1,000       88,250
 Hercules, Inc............................................... 1,000       54,750
 Olin Corp................................................... 1,000       84,000
 Union Carbide Corp.......................................... 3,000      136,875
 Waters Corp.+............................................... 2,500       81,875
                                                                     -----------
                                                                         445,750
                                                                     -----------
COMMUNICATION EQUIPMENT--0.5%
 Tellabs, Inc.+.............................................. 2,000      141,250
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT--0.4%
 American Pad & Paper Co.+................................... 5,000      106,250
                                                                     -----------
CONGLOMERATE--0.8%
 AlliedSignal, Inc........................................... 2,000      131,750
 General Electric Co.........................................   800       72,800
                                                                     -----------
                                                                         204,550
                                                                     -----------
CONSTRUCTION & HOUSING--0.5%
 Armstrong World Industries, Inc............................. 2,000      124,750
                                                                     -----------
CONSTRUCTION MATERIALS--0.3%
 Dal-Tile International, Inc.+............................... 5,000       81,875
                                                                     -----------
ENERGY SERVICES--0.2%
 Baker Hughes, Inc........................................... 2,000       60,750
                                                                     -----------
ENERGY SOURCES--0.5%
 Belco Oil & Gas Corp.+...................................... 1,000       26,750
 Benton Oil & Gas Co.+....................................... 5,000      108,750
                                                                     -----------
                                                                         135,500
                                                                     -----------

                                                                        VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
FINANCIAL SERVICES--0.7%
 Associates First Capital Corp., Class A..................... 2,000  $    82,000
 Morgan Stanley Group, Inc................................... 2,000       99,500
                                                                     -----------
                                                                         181,500
                                                                     -----------
FOOD, BEVERAGE & TOBACCO--0.5%
 Consolidated Cigar Holdings, Inc. Class A+.................. 1,000       30,625
 Philip Morris Cos., Inc..................................... 1,000       89,750
                                                                     -----------
                                                                         120,375
                                                                     -----------
HEALTH SERVICES--0.2%
 Paracelsus Healthcare Corp.+................................ 5,000       50,625
 Urocor, Inc................................................. 1,000       12,625
                                                                     -----------
                                                                          63,250
                                                                     -----------
HOUSEHOLD PRODUCTS--1.1%
 Eastman Kodak Co............................................ 1,050       82,425
 Warner-Lambert Co........................................... 3,000      198,000
                                                                     -----------
                                                                         280,425
                                                                     -----------
INSURANCE--0.2%
 Guarantee Life Cos., Inc.................................... 2,500       49,687
                                                                     -----------
LEISURE & TOURISM--0.7%
 Callaway Golf Co............................................ 2,000       68,250
 Red Roof Inn's, Inc.+....................................... 1,000       13,625
 Sun International Hotels Ltd.+.............................. 2,000      102,500
                                                                     -----------
                                                                         184,375
                                                                     -----------
MACHINERY--0.3%
 Allied Products Corp........................................ 3,000       75,000
                                                                     -----------
MANUFACTURING--0.1%
 Strategic Distribution, Inc................................. 5,000       25,313
                                                                     -----------
MEDICAL PRODUCTS--1.3%
 Johnson & Johnson Co........................................ 4,000      205,000
 Medtronic, Inc.............................................. 2,000      128,250
                                                                     -----------
                                                                         333,250
                                                                     -----------
PHARMACEUTICALS--3.2%
 Allergan, Inc............................................... 3,000      114,375
 Lilly (Eli) & Co............................................ 2,000      129,000
 Merck & Co., Inc............................................ 2,000      140,750
 Neurex Corp.+............................................... 5,000       95,625
 Pfizer, Inc................................................. 1,200       94,950
 Pharmaceutical Product Development, Inc.+................... 2,500       67,500
 Schering-Plough Corp........................................ 3,200      196,800
                                                                     -----------
                                                                         839,000
                                                                     -----------

 SUNAMERICA GLOBAL BALANCED FUND
 INVESTMENT PORTFOLIO -- September 30, 1996 -- (continued)

                                                    VALUE
          SECURITY DESCRIPTION            SHARES  (NOTE 2)
------------------------------------------------------------
COMMON STOCK (CONTINUED)
DOMESTIC EQUITY (CONTINUED)
POLLUTION CONTROL--0.2%
 Allied Waste Industries, Inc.+..........  5,000 $    46,250
                                                 -----------
SOFTWARE--1.0%
 Documentum, Inc.+.......................  2,000      63,500
 Engineering Animation, Inc.+............  1,000      24,000
 Forte Software, Inc.+...................    500      19,625
 Metromail Corp.+........................  5,300     114,612
 Sterling Commerce, Inc.+................  1,000      29,500
                                                 -----------
                                                     251,237
                                                 -----------
SPECIALTY RETAIL--0.3%
 Loehmanns, Inc.+........................  2,500      67,031
                                                 -----------
TELECOMMUNICATIONS--0.0%
 American Portable Telecom, Inc.+........    700       7,088
                                                 -----------
TOTAL DOMESTIC EQUITY
 (COST $3,388,580).........................        4,474,706
                                                 -----------
FOREIGN EQUITY--48.0%
APPAREL & TEXTILES--0.5%
 Adidas AG (Germany).....................  1,450     131,904
 Gerry Weber International AG+ (Germany).    130       5,194
                                                 -----------
                                                     137,098
                                                 -----------
AUTOMOTIVE--4.0%
 Bridgestone Corp. (Japan)............... 10,000     180,107
 Continental AG+ (Germany)...............  7,000     127,952
 Honda Motor Co., Ltd. (Japan)........... 12,000     301,075
 Mitsubishi Heavy Industrial Ltd.
  (Japan)................................ 20,000     162,545
 Nokian Tyres (Finland)..................  5,000      85,317
 PT Selamat Sempurna alien+ (Indonesia).. 50,000      38,205
 Toyota Motor Corp. (Japan)..............  6,000     153,226
                                                 -----------
                                                   1,048,427
                                                 -----------
BANKS--5.8%
 Banca Pop Di Milano+ (Italy)............ 15,000      79,271
 Banco Credito del Peru (Peru)........... 18,386      27,689
 Banco Intercontinental Espanol+ (Spain).    700      80,635
 Banco Santander-Chile ADR Series A (1)
  (Chile)................................    800      10,700
 Banco Totta & Acores+ (Portugal)........  2,500      43,688
 Bangkok Bank PLC alien (Thailand).......  1,900      24,804
 Bank Of Tokyo-Mitsubishi (Japan)........ 12,600     274,355
 CS Holding+ (Switzerland)...............  1,020     100,765
 Development Bank of Singapore alien
  (Singapore)............................  3,000      36,856
 HSBC Holdings PLC (Hong Kong)...........  6,000     111,341
 Industrial Bank of Japan Ltd. (Japan)...  8,000     178,495
 Krung Thai Bank PCL alien+ (Thailand)...  7,800      33,738
 National Westminster Bank PLC
  (United Kingdom).......................  8,000      85,021

                                                                        VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
BANKS (CONTINUED)
 Siam Commercial Bank Co., Ltd. alien (Thailand)............   3,700 $    44,811
 Societe Generale (France)..................................   1,000     110,541
 Toronto-Dominion Bank (Canada).............................   2,500      50,749
 Toyo Trust & Banking (Japan)...............................  25,000     228,495
                                                                     -----------
                                                                       1,521,954
                                                                     -----------
BROADCASTING & MEDIA--0.1%
 Singapore Press Holdings Ltd. alien (Singapore)............   1,000      18,250
                                                                     -----------
CHEMICALS--1.5%
 Laporte PLC (United Kingdom)...............................  10,000     116,059
 Sekisui Chemical Co., Ltd. (Japan).........................  15,000     177,419
 Toagosei Co., Ltd.+ (Japan)................................  20,000      93,369
                                                                     -----------
                                                                         386,847
                                                                     -----------
COMMUNICATION EQUIPMENT--0.7%
 Ericsson (L.M.) Telephone Co., Class B ADR(1) (Sweden).....   4,000     101,500
 Nokia Corp. ADR(1)+ (Finland)..............................   2,000      88,500
                                                                     -----------
                                                                         190,000
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT-- 1.9%
 Ricoh Co. (Japan)..........................................  15,000     153,226
 Strafor Facom SA (France)..................................   1,200      95,224
 Tokyo Electron Ltd. (Japan)................................   5,000     144,713
 Videologic Group PLC+ (United Kingdom)..................... 100,000      93,912
                                                                     -----------
                                                                         487,075
                                                                     -----------
CONGLOMERATE--1.9%
 Alusuisse-Lonza Holdings AG+ (Switzerland).................     100      74,968
 BTR PLC (United Kingdom)...................................  30,000     127,015
 Eaux (cie Generale) (France)...............................   1,000     108,605
 Lyonnaise des Eaux SA (France).............................     500      44,720
 Nissho Iwai Corp. (Japan)..................................  30,000     137,366
                                                                     -----------
                                                                         492,674
                                                                     -----------
CONSTRUCTION & HOUSING--4.2%
 Cheung Kong Infrastructure
  (Hong Kong)...............................................  40,000      65,951
 Glynwed International PLC
  (United Kingdom)..........................................  25,000     144,193
 Henry Walker Group Ltd. (Australia)........................  46,492      93,852
 Kajima Corp. (Japan).......................................  20,000     184,588
 Konecranes International Corp.+ (Finland)..................   9,000     250,044
 Metacorp Bhd (Malaysia)....................................  29,000      83,307
 Nishimatsu Construction (Japan)............................  20,000     193,548
 Pioneer International Ltd. (Australia).....................  30,000      81,935
                                                                     -----------
                                                                       1,097,418
                                                                     -----------

 SUNAMERICA GLOBAL BALANCED FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 -- (continued)

                                                                        VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FOREIGN EQUITY (CONTINUED)
CONSTRUCTION MATERIALS--2.3%
 Cemex SA, Class B+ (Mexico)................................   6,000 $    24,550
 Grafton Group PLC (Ireland)................................  10,000     109,079
 Lion Land Bhd (Malaysia)...................................  64,000      68,688
 Marley PLC (United Kingdom)................................  60,000     122,554
 Nippon Electric Glass Co., Ltd. (Japan)....................   5,000      81,541
 PT Semen Gresik+ (Indonesia)...............................   4,000      11,881
 Schneider SA (France)......................................   4,000     188,172
                                                                     -----------
                                                                         606,465
                                                                     -----------
ELECTRONICS--5.4%
 Advantest Corp. (Japan)....................................   4,400     179,785
 Canon, Inc. (Japan)........................................  10,000     196,237
 Electric & Eltek International Co., Ltd. (Singapore).......  40,000     113,200
 Fanuc Ltd. (Japan).........................................   2,500      91,846
 Hoganas AG (Sweden)........................................   6,000     186,518
 NEC Corp. (Japan)..........................................  15,000     176,075
 Pressac Holdings PLC
  (United Kingdom)..........................................  30,000      92,503
 Rohm Co. (Japan)...........................................   3,000     188,978
 Samsung Electronics Co., Ltd. GDR*(2) (Korea)..............      57       2,850
 Samsung Electronics Co., Ltd. GDR*(2) (Korea)..............     391       9,677
 Ushio, Inc. (Japan)........................................  15,000     170,699
                                                                     -----------
                                                                       1,408,368
                                                                     -----------
ENERGY SERVICES--0.5%
 Suncor, Inc.+ (Canada).....................................     900      23,952
 Total SA, Series B (France)................................   1,500     118,043
                                                                     -----------
                                                                         141,995
                                                                     -----------
ENERGY SOURCES--0.2%
 Crestar Energy, Inc.+ (Canada).............................     600      11,563
 Renaissance Energy Ltd.+ (Canada)..........................     600      17,598
 Shell Canada Ltd. Class A (Canada).........................     140       4,507
 TransCanada Pipelines Ltd. (Canada)........................   1,400      22,458
                                                                     -----------
                                                                          56,126
                                                                     -----------
ENTERTAINMENT PRODUCTS--0.7%
 Bluebird Toys PLC (United Kingdom).........................  30,000      65,236
 RBI Holdings Ltd. (Bermuda)................................ 800,000     104,487
                                                                     -----------
                                                                         169,723
                                                                     -----------
FINANCIAL SERVICES--1.1%
 Hutchison Whampoa Ltd. alien
  (Hong Kong)...............................................   9,000      60,520
 National Finance & Securities Co., Ltd. (Thailand).........  10,000      34,210
 Nomura Securities International, Inc. (Japan)..............  10,000     183,692
                                                                     -----------
                                                                         278,422
                                                                     -----------

                                    VALUE
  SECURITY DESCRIPTION    SHARES  (NOTE 2)
FOOD, BEVERAGE & TOBACCO--1.7%
 Allied Domecq PLC
  (United Kingdom).......  10,000 $  70,277
 Heineken NV
  (Netherlands)..........     500    91,230
 Katokichi Co.+ (Japan)..   7,000   151,165
 Seagram Ltd. (Canada)...     320    11,923
 Vaux Group PLC (United
  Kingdom)...............  30,000   122,554
                                  ---------
                                    447,149
                                  ---------
FOREST PRODUCTS--1.0%
 Fletcher Challenge Ltd.
  Class A (Canada).......   1,000    13,509
 Maderas Y Sinteticos SA
  ADR(1) (Chile).........   1,900    26,838
 New Oji Paper Co., Ltd.
  (Japan)................  15,000   113,575
 Waddington (John) PLC
  (United Kingdom).......  25,000   101,737
 West Fraser Timber Co.,
  Ltd. (Canada)..........     400    10,278
                                  ---------
                                    265,937
                                  ---------
INSURANCE--1.8%
 Corporacion Mapfre SA+
  (Spain)................   1,600    77,833
 Legal & General Group
  PLC
  (United Kingdom).......  10,000   126,076
 Riunione Adriatica de
  Sicur+ (Italy).........   8,800    86,801
 Tokio Marine & Fire
  Insurance Co., Ltd.
  (Japan)................  15,000   177,420
                                  ---------
                                    468,130
                                  ---------
LEISURE & TOURISM--1.1%
 Air Canada, Inc.+
  (Canada)...............   1,800     6,475
 Airtours PLC (United
  Kingdom)...............  10,000    94,303
 Manchester United PLC
  (United Kingdom).......  15,000   106,824
 Stanley Leisure PLC
  (United Kingdom).......  20,000    74,190
                                  ---------
                                    281,792
                                  ---------
MACHINERY--0.3%
 Seino Transportation+
  (Japan)................   6,000    85,484
                                  ---------
MANUFACTURING--0.5%
 Bombardier, Inc. Class B
  (Canada)...............   1,100    15,667
 Graystone (United
  Kingdom)............... 500,000   107,607
 Hanjaya Mandala
  Sampoerna alien+
  (Indonesia)............   1,750    17,025
                                  ---------
                                    140,299
                                  ---------
METALS & MINING--3.0%
 Barrick Gold Corp.
  (Canada)...............     690    17,249
 Cameco Corp. (Canada)...     300    14,768
 Clutha Ltd.+(4)
  (Australia)............ 120,000       950
 Cominco Ltd. (Canada)...     240     4,934
 CRA Ltd. (Australia)....   5,375    80,846
 Diamond Fields
  International Ltd.+(4)
  (Canada)...............     400       279

 SUNAMERICA GLOBAL BALANCED FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 -- (continued)

                                                            VALUE
               SECURITY DESCRIPTION                 SHARES (NOTE 2)
-------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FOREIGN EQUITY (CONTINUED)
METALS & MINING (CONTINUED)
 Inco Ltd. (Canada)................................    322 $  9,881
 Inco Ltd., Class V (Canada).......................  1,000   30,688
 M.I.M. Holdings Ltd. (Australia).................. 50,000   60,956
 Nippon Steel Corp. (Japan)........................ 40,000  124,014
 SMH AG (Switzerland)..............................    100   67,240
 Sumitomo Metal Mining Co., Ltd.
  (Japan).......................................... 20,000  168,638
 Western Mining Corp. Holdings Ltd. ADS+(3)
  (Australia)...................................... 30,000  193,081
                                                           --------
                                                            773,524
                                                           --------
PHARMACEUTICALS--2.1%
 Astra AB Series A+ (Sweden).......................  1,600   67,605
 Genset SP ADR+(1) (Finland).......................  1,000   17,250
 Glaxo Holdings PLC ADR(1)
  (United Kingdom).................................  1,000   31,125
 Glaxo Wellcome PLC
  (United Kingdom).................................  5,000   78,377
 Kissei Pharmaceutical Co. (Japan).................  4,400  114,337
 Roche Holdings AG+ (Switzerland)..................     14  103,004
 Sankyo Co., Ltd. (Japan)..........................  5,000  127,688
                                                           --------
                                                            539,386
                                                           --------
REAL ESTATE COMPANIES--0.7%
 Cheung Kong Holdings Ltd.
  (Hong Kong)......................................  8,000   61,554
 FIL-Estate Land, Inc.+ (Philippines).............. 48,300   44,646
 Sun Hung Kai Properties Ltd.
  (Hong Kong)......................................  8,000   85,090
                                                           --------
                                                            191,290
                                                           --------
SOFTWARE--0.6%
 Getronics NV (Netherlands)........................  6,388  161,873
                                                           --------
SPECIALTY RETAIL--1.1%
 Aoki International Co., Ltd. (Japan)..............  5,000   96,774
 Koninklijke Ahold NV (Netherlands)................  3,600  203,679
                                                           --------
                                                            300,453
                                                           --------
TELECOMMUNICATIONS--2.2%
 BCE, Inc. (Canada)................................    800   34,212
 Cable & Wireless PLC
  (United Kingdom)................................. 10,000   70,199
 Korea Mobile Telecommunications ADR+(1) (Korea)...  5,010   75,776
 Nippon Telegraph & Telecommunications Corp.
  (Japan)..........................................     12   88,172

                                                           VALUE
            SECURITY DESCRIPTION               SHARES    (NOTE 2)
TELECOMMUNICATIONS (CONTINUED)
 Northern Telecom Ltd (Canada)...............       300 $    17,289
 P.T. Indonesian Satellite Corp. ADR+(1)
  (Indonesia)................................     1,000      33,000
 STET non-convertible+ (Italy)...............    30,000      81,142
 Telecomunic Brasileiras SA+ (Brazil)........ 1,000,000      65,028
 Telus Corp. (Canada)........................     1,140      15,693
 Vodafone Group PLC ADR(1)
  (United Kingdom)...........................     2,500      85,313
                                                        -----------
                                                            565,824
                                                        -----------
TELEPHONE--0.1%
 Telefonos de Mexico SA ADR+(1) (Mexico).....       750      24,094
                                                        -----------
UTILITIES--1.0%
 Cogeneration PLC alien+ (Thailand)..........    15,000      46,596
 CPT Telefonica de Peru+ (Peru)..............     9,000      20,331
 Electricity Generating PLC alien+
  (Thailand).................................    10,000      31,458
 Veba AG (Germany)...........................     3,300     172,683
                                                        -----------
                                                            271,068
                                                        -----------
TOTAL FOREIGN EQUITY
 (COST $11,972,003)..........................            12,557,145
                                                        -----------
TOTAL COMMON STOCK
 (COST $15,360,583)..........................            17,031,851
                                                        -----------
PREFERRED STOCK--1.5%
APPAREL & TEXTILES--0.4%
 Gerry Weber International AG non-voting
  (Germany)..................................     2,730     109,064
                                                        -----------
ENERGY SOURCES--0.2%
 Cemig Cia Energy MG (Brazil)................ 1,650,000      49,285
                                                        -----------
HOUSEHOLD PRODUCTS--0.4%
 Friedrich Grohe AG non-voting (Germany).....       400     109,896
                                                        -----------
METALS & MINING--0.0%
 Inco Ltd. Series E (Canada).................        36       1,845
                                                        -----------
SPECIALTY RETAIL--0.5%
 Hornbach Holding AG non-voting (Germany)....     1,600     115,266
                                                        -----------
TOTAL PREFERRED STOCK
 (COST $398,100).............................               385,356
                                                        -----------
RIGHTS--0.1%+
BANKS--0.0%
 Industrial Bank of Japan Ltd.(4) (Japan)....       640       7,398
                                                        -----------
CHEMICALS--0.1%
 Tessenderlo Chemie (Belgium)................       290      10,238
                                                        -----------
TOTAL RIGHTS
 (COST $10,385)..............................                17,636
                                                        -----------

 SUNAMERICA GLOBAL BALANCED FUND
 INVESTMENT PORTFOLIO--SEPTEMBER 30, 1996

                                                        SHARES/
                                                    PRINCIPAL AMOUNT
                                                    (DENOMINATED IN
                                                    LOCAL CURRENCY)     VALUE
               SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
WARRANTS--0.6%+
BANKS--0.6%
 Affin Holdings Bhd (11/99).......................        112,000    $   100,989
 Credit Lyonnais (4/97)...........................      1,000,000         62,072
                                                                     -----------
TOTAL WARRANTS
 (COST $148,517)..................................                       163,061
                                                                     -----------
FOREIGN BONDS--14.2%
 Commonwealth of Australia
 7.50% due 7/15/05................................            100         78,079
 Federal Republic of Germany
 5.88% due 5/15/00................................            300        204,905
 6.75% due 7/15/04................................            300        206,988
 7.13% due 12/20/02...............................            300        212,686
 7.38% due 1/03/05................................            500        356,638
 Government of Canada
 7.50% due 9/01/00 Series A81.....................            200        154,247
 Government of France
 7.00% due 11/12/99...............................            700        145,177
 Government of Spain
 10.00% due 2/28/05...............................         10,000         87,944
 Japan Development Bank
 6.50% due 9/20/01................................         20,000        216,622
 Kingdom of Belgium
 6.50% due 3/31/05................................          4,000        130,916
 Kingdom of Denmark
 9.00% due 11/15/00...............................          1,000        192,705
 Kingdom of Sweden
 10.25% due 5/05/03...............................          1,500        263,208
 13.00% due 6/15/01...............................          1,500        282,520
 Republic of Ireland
 8.00% due 10/18/00...............................            100        170,115
 Republic of Italy
 10.50% due 11/01/00..............................        400,000        285,075
 Treuhandanstalt (Germany)
 6.13% due 6/25/98................................            100         68,236
 United Kingdom Treasury
 8.50% due 12/07/05...............................            300        497,143
 9.00% due 3/03/00................................            100        166,742
                                                                     -----------
TOTAL FOREIGN BONDS
 (cost $3,658,883)................................                     3,719,946
                                                                     -----------
U.S. TREASURY NOTES--6.5%
 5.25% due 1/31/01................................     $      100         95,812
 6.13% due 9/30/00................................            150        148,453
 6.38% due 3/31/01................................            200        199,468
 6.50% due 8/15/05................................            500        493,595
 7.88% due 11/15/04...............................            700        752,284
                                                                     -----------
TOTAL U.S. TREASURY NOTES
 (COST $1,663,983)................................                     1,689,612
                                                                     -----------
TOTAL INVESTMENT SECURITIES--88.0%
 (COST $21,240,451)...............................                    23,007,462
                                                                     -----------



                                                    PRINCIPAL AMOUNT    VALUE
               SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)
SHORT-TERM SECURITIES--5.0%
 Cayman Island Time Deposit 4.50% due 10/01/96
  (cost $1,302,000)................................      $1,302      $ 1,302,000
                                                                     -----------
REPURCHASE AGREEMENT--4.4%
 Joint Repurchase Agreement Account (Note 3)
  (cost $1,160,000)................................       1,160        1,160,000
                                                                     -----------
TOTAL INVESTMENTS--
 (COST $23,702,451)................................        97.4%      25,469,462
Other assets less liabilities......................         2.6          677,530
                                                         ------      -----------
NET ASSETS--                                              100.0%     $26,146,992
                                                         ======      ===========

-------
+   Non-income producing security
*   Resale restricted to qualified institutional buyers
(1) ADR ("American Depositary Receipt")
(2) GDR ("Global Depositary Receipt")
(3) ADS ("American Depositary Shares")
(4) Fair valued security, see Note 2
    Allocation of net assets by
    currency as of September 30,
    1996:
     U.S. Dollar        35.3%
     Japanese Yen       20.3
     British Pound      9.4
     Deutsche Mark      7.0
     French Franc       3.1
     Swedish Krona      3.1
     Australian
       Dollar           2.3
     Hong Kong
       Dollar           2.1
     Italian Lira       2.0
     Canadian
       Dollar           1.9
     Netherland
       Guilder          1.7
     Swiss Franc        1.3
     Finnish
       Markka           1.3
     Irish Punt         1.1
     Malaysian
       Ringgit          1.1
     Spanish
       Peseta           0.9
     Thailand Baht      0.8
     Danish Kroner      0.7
     Belgian Franc      0.5
     Brazilian
       Real             0.4
     Indonesian
       Rupiah           0.3
     Singapore
       Dollar           0.2
     Peruvian New
       Sol              0.2
     Philippines
       Peso             0.2
     Portuguese
       Escudo           0.2
                        ---
                       97.4%
                       ====
See Notes to Financial Statements

 SUNAMERICA GROWTH AND INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996

                                                                      VALUE
                   SECURITY DESCRIPTION                     SHARES  (NOTE 2)
------------------------------------------------------------------------------
COMMON STOCK--86.5%
AEROSPACE & MILITARY TECHNOLOGY--1.0%
 Boeing Co. ...............................................  2,500 $   236,250
 Raytheon Co. .............................................  2,000     111,250
                                                                   -----------
                                                                       347,500
                                                                   -----------
APPAREL & TEXTILES--0.9%
 Guess, Inc.+.............................................. 10,000     133,750
 Warnaco Group, Inc.  Class A..............................  7,000     166,250
                                                                   -----------
                                                                       300,000
                                                                   -----------
AUTOMOTIVE--1.1%
 Ford Motor Co. ...........................................  7,000     218,750
 Harley-Davidson, Inc. ....................................  4,000     172,000
                                                                   -----------
                                                                       390,750
                                                                   -----------
BANKS--2.3%
 Chase Manhattan Corp. ....................................  3,000     240,375
 First Union Corp. ........................................  5,000     333,750
 Mellon Bank Corp. ........................................  4,000     237,000
                                                                   -----------
                                                                       811,125
                                                                   -----------
BROADCASTING & MEDIA--0.2%
 Comcast Corp.+............................................  5,000      76,875
                                                                   -----------
BUSINESS SERVICES--1.4%
 Ecolab, Inc. .............................................  7,000     236,250
 Service Corp. International...............................  8,000     242,000
                                                                   -----------
                                                                       478,250
                                                                   -----------
CHEMICALS--7.4%
 Cabot Corp. ..............................................  9,000     250,875
 du Pont (E.I.) de Nemours & Co. ..........................  3,000     264,750
 Hanna (M.A). Co. ......................................... 17,000     388,875
 Hercules, Inc. ........................................... 11,000     602,250
 Intertape Polymer Group, Inc. ............................  8,500     190,187
 Nalco Chemical Co. .......................................  4,000     145,000
 Olin Corp. ...............................................  3,500     294,000
 Waters Corp.+............................................. 14,000     458,500
                                                                   -----------
                                                                     2,594,437
                                                                   -----------
COMMUNICATION EQUIPMENT--1.9%
 Motorola, Inc. ...........................................  2,500     129,063
 Nokia Corp. ADR(1)........................................  7,000     309,750
 Tellabs, Inc.+............................................  2,000     141,250
 U.S. Robotics Corp.+......................................  1,000      64,625
                                                                   -----------
                                                                       644,688
                                                                   -----------
COMPUTERS & BUSINESS EQUIPMENT--2.8%
 American Pad & Paper Co.+................................. 12,000     255,000
 Cisco Systems, Inc.+......................................  4,500     279,281
 Honeywell, Inc. ..........................................  4,000     252,500
 Micron Technology, Inc. ..................................  6,000     183,000
                                                                   -----------
                                                                       969,781
                                                                   -----------

                                                                        VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
CONGLOMERATE--4.7%
 AlliedSignal, Inc. .........................................  4,500 $   296,437
 General Electric Co. .......................................  7,000     637,000
 ITT Industries, Inc. ....................................... 15,000     361,875
 United Technologies Corp. ..................................  3,000     360,375
                                                                     -----------
                                                                       1,655,687
                                                                     -----------
CONSTRUCTION & HOUSING--2.2%
 Armstrong World Industries, Inc. ...........................  4,000     249,500
 Potash Corp. of Saskatchewan, Inc. .........................  7,000     511,875
                                                                     -----------
                                                                         761,375
                                                                     -----------
CONSTRUCTION MATERIALS--1.6%
 Dal-Tile International, Inc.+............................... 33,000     540,375
                                                                     -----------
CONSUMER GOODS--0.6%
 Whitman Corp. ..............................................  9,000     208,125
                                                                     -----------
DEPARTMENT STORES--1.7%
 Federated Department Stores, Inc.+..........................  8,500     284,750
 Penney (J.C.), Inc. ........................................  1,000      54,125
 Wal-Mart Stores, Inc. ...................................... 10,000     263,750
                                                                     -----------
                                                                         602,625
                                                                     -----------
ELECTRICAL EQUIPMENT--0.6%
 Cooper Industries, Inc. ....................................  5,000     216,250
                                                                     -----------
ELECTRONICS--1.7%
 Emerson Electric Co. .......................................  2,000     180,250
 Intel Corp. ................................................  3,000     286,312
 Texas Instruments, Inc. ....................................  2,500     137,813
                                                                     -----------
                                                                         604,375
                                                                     -----------
ENERGY SERVICES--2.8%
 Amoco Corp. ................................................  2,000     141,000
 Chevron Corp. ..............................................  2,500     156,563
 Mobil Corp. ................................................  4,000     463,000
 Transocean Offshore, Inc. ..................................  3,500     214,375
                                                                     -----------
                                                                         974,938
                                                                     -----------
ENERGY SOURCES--3.1%
 Benton Oil & Gas Co.+.......................................  5,000     108,750
 Burlington Resources, Inc. .................................  2,000      88,750
 Enron Corp. ................................................  4,000     163,000
 Noble Affiliates, Inc. .....................................  2,000      84,500
 Panhandle Eastern Corp. .................................... 12,000     415,500
 Parker & Parsley Petroleum Co. .............................  5,000     130,625
 Union Texas Petroleum Holdings, Inc. .......................  5,000     108,125
                                                                     -----------
                                                                       1,099,250
                                                                     -----------
ENTERTAINMENT PRODUCTS--1.3%
 Mattel, Inc. ............................................... 11,000     284,625
 Toy Biz, Inc. Class A+...................................... 10,000     177,500
                                                                     -----------
                                                                         462,125
                                                                     -----------

 SUNAMERICA GROWTH AND INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 -- (continued)

                                                                        VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FINANCIAL SERVICES--3.6%
 Advanta Corp.+..............................................  7,500 $   345,000
 Associates First Capital Corp., Class A..................... 10,500     430,500
 Federal National Mortgage Association....................... 13,500     470,812
                                                                     -----------
                                                                       1,246,312
                                                                     -----------
FOOD, BEVERAGE & TOBACCO--5.6%
 Dole Food, Inc. ............................................ 18,000     756,000
 Heinz (H.J.) Co. ...........................................  6,000     202,500
 PepsiCo, Inc. ..............................................  5,000     141,250
 Philip Morris Cos., Inc. ...................................  8,000     718,000
 Seagram Co., Ltd. ..........................................  4,000     149,500
                                                                     -----------
                                                                       1,967,250
                                                                     -----------
FOREST PRODUCTS--2.8%
 Boise Cascade Corp. ........................................  5,000     170,000
 Fort Howard Corp.+.......................................... 11,000     268,125
 Kimberly-Clark Corp. .......................................  5,500     484,688
 Willamette Industries, Inc. ................................  1,000      65,500
                                                                     -----------
                                                                         988,313
                                                                     -----------
HEALTH SERVICES--4.4%
 Apria Healthcare Group, Inc.+............................... 15,000     281,250
 Columbia/HCA Healthcare Corp. ..............................  9,000     511,875
 OrNda Healthcorp+........................................... 16,000     438,000
 Paracelsus Healthcare Corp.+................................ 28,000     283,500
 Physician Corp. of America+.................................  3,000      36,375
                                                                     -----------
                                                                       1,551,000
                                                                     -----------
HOUSEHOLD PRODUCTS--2.7%
 Corning, Inc. .............................................. 10,500     409,500
 Eastman Kodak Co. ..........................................  2,000     157,000
 Procter & Gamble Co. .......................................  4,000     390,000
                                                                     -----------
                                                                         956,500
                                                                     -----------
INSURANCE--1.3%
 Aetna, Inc. ................................................  2,000     140,750
 ITT Corp+...................................................  2,000      87,250
 UICI+.......................................................  8,000     208,000
                                                                     -----------
                                                                         436,000
                                                                     -----------
LEISURE & TOURISM--1.8%
 Carnival Corp. Class A...................................... 11,000     341,000
 Red Roof Inn's, Inc.+....................................... 12,000     163,500
 Sun International Hotels Ltd.+..............................  2,500     128,125
                                                                     -----------
                                                                         632,625
                                                                     -----------
MACHINERY--0.4%
 Case Corp. .................................................  3,000     146,250
                                                                     -----------

                                                                        VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
MEDICAL PRODUCTS--4.0%
 Baxter International, Inc. ................................. 20,000 $   935,000
 CNS, Inc.+.................................................. 16,000     284,000
 Sola International, Inc.+...................................  5,000     186,250
                                                                     -----------
                                                                       1,405,250
                                                                     -----------
METALS & MINING--3.4%
 Aluminum Co. of America.....................................  1,000      59,000
 Crown, Cork & Seal, Inc. ................................... 18,000     830,250
 Santa Fe Pacific Gold Corp. ................................ 10,000     125,000
 Wolverine Tube, Inc.+.......................................  4,000     172,000
                                                                     -----------
                                                                       1,186,250
                                                                     -----------
PHARMACEUTICALS--4.0%
 Bristol-Myers Squibb Co. ...................................  3,000     289,125
 Chiron Corp.+............................................... 14,000     266,000
 Lilly (Eli) & Co. ..........................................  2,000     129,000
 Merck & Co., Inc. ..........................................  8,000     563,000
 Teva Pharmaceutical Industries
  Ltd. ADR(1)................................................  3,000     139,125
                                                                     -----------
                                                                       1,386,250
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS--2.4%
 Crescent Real Estate Equities............................... 10,000     411,250
 Patriot American Hospitality, Inc...........................  4,000     134,500
 Reckson Associates Realty Corp. ............................  8,000     297,000
                                                                     -----------
                                                                         842,750
                                                                     -----------
SOFTWARE--4.6%
 Fiserv, Inc.+...............................................  7,000     267,750
 Metromail Corp.+............................................  7,000     151,375
 Microsoft Corp.+............................................  4,000     527,500
 Oracle Systems Corp.+.......................................  3,000     127,687
 Reynolds & Reynolds Co. Class A............................. 15,000     391,875
 Sterling Software, Inc.+....................................  2,000     152,750
                                                                     -----------
                                                                       1,618,937
                                                                     -----------
SPECIALTY RETAIL--0.6%
 Mail Boxes Etc.+............................................  5,000     113,125
 Zale Corp.+.................................................  5,000     109,375
                                                                     -----------
                                                                         222,500
                                                                     -----------
TELECOMMUNICATIONS--1.9%
 AT&T Corp. .................................................  4,000     209,000
 Frontier Corp. .............................................  4,000     106,500
 Lucent Technologies, Inc. ..................................  5,000     229,375
 NYNEX Corp. ................................................  3,000     130,500
                                                                     -----------
                                                                         675,375
                                                                     -----------

 SUNAMERICA GROWTH AND INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 -- (continued)

                                                         SHARES/
                                                     PRINCIPAL AMOUNT    VALUE
                SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)
---------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
TELEPHONE--1.5%
 Ameritech Corp. ...................................       3,000      $   157,875
 Bell Atlantic Corp. ...............................       1,500           89,813
 GTE Corp. .........................................       7,000          269,500
                                                                      -----------
                                                                          517,188
                                                                      -----------
TRANSPORTATION--0.5%
 Canadian National Railway Co. .....................       8,000          164,000
                                                                      -----------
UTILITIES--1.7%
 Baltimore Gas & Electric Co. ......................       5,000          130,625
 GPU, Inc. .........................................       5,000          153,750
 MAPCO, Inc. .......................................       5,000          298,125
                                                                      -----------
                                                                          582,500
                                                                      -----------
TOTAL COMMON STOCK
 (cost $28,466,914).................................                   30,263,781
                                                                      -----------
BONDS & NOTES--0.1%
FOREST PRODUCTS--0.1%
 Stone Container Corp.
 11.88% due 12/01/98
  (cost $50,904)....................................      $   50           52,875
                                                                      -----------
TOTAL INVESTMENT SECURITIES--86.6%
 (cost $28,517,818).................................                   30,316,656
                                                                      -----------

                                                    PRINCIPAL AMOUNT    VALUE
               SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)
REPURCHASE AGREEMENT--12.5%
 Joint Repurchase Agreement
   Account (Note 3)
 (cost $4,353,000)................................       $4,353      $ 4,353,000
                                                                     -----------
TOTAL INVESTMENTS--
 (cost $32,870,818)...............................         99.1%      34,669,656
Other assets less liabilities.....................          0.9          332,365
                                                         ------      -----------
NET ASSETS--                                              100.0%     $35,002,021
                                                         ======      ===========

--------

 + Non-income producing security
(1) ADR ("American Depositary Receipt")

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996
Note 1. Organization

  SunAmerica Equity Funds is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 16, 1986. It currently consists of six different investment funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct investment objective and/or strategy. Each Fund is advised and/or managed by SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"). An investor may invest in one or more of the following Funds: SunAmerica Balanced Assets Fund ("Balanced Assets Fund"), SunAmerica Blue Chip Growth Fund ("Blue Chip Growth Fund"), SunAmerica Mid-Cap Growth Fund ("Mid-Cap Growth Fund"), SunAmerica Small Company Growth Fund ("Small Company Growth Fund"), SunAmerica Global Balanced Fund ("Global Balanced Fund") and SunAmerica Growth and Income Fund ("Growth and Income Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective for each of the Funds is as follows:

  Balanced Assets seeks to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds.
  Blue Chip Growth seeks capital appreciation by investing primarily in equity securities of companies with large market capitalizations.
  Mid-Cap Growth seeks capital appreciation by investing primarily in equity securities of medium-sized companies.
  Small Company Growth seeks capital appreciation by investing primarily in equity securities of small capitalization growth companies.
  Global Balanced seeks capital appreciation while conserving principal by maintaining at all times a balanced portfolio of domestic and foreign stocks and bonds.
  Growth and Income seeks capital appreciation and current income by investing primarily in common stocks.

  Each Fund currently offers two classes of shares. Class A shares are offered at net asset value per share plus an initial sales charge. Class B shares are offered without an initial sales charge, although a declining contingent sales charge may be imposed on redemptions made within six years of purchase. Additionally, any purchases of Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge on redemptions made within one year of purchase. Class B shares of each Fund will convert automatically to Class A shares on the first business day of the month after seven years from the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares. Each class of shares bears the same voting, dividend, liquidation and other rights and conditions and each makes distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), except that Class B shares are subject to higher distribution fee rates.

Note 2. Significant Accounting Policies

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

  SECURITY VALUATIONS: Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 -- (continued) valued at the quoted bid price provided by principal market makers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sales price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Fund uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Funds may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

  REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

  OPTIONS: The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost basis of the security which the Fund purchased upon exercise of the option.

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 -- (continued)

  SECURITIES TRANSACTIONS, INVESTMENT INCOME, DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS: Securities transactions are recorded on the first business day following the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. Funds investing in foreign securities may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues such taxes when the related income is earned. The Equity Funds, except for the Global Balanced Fund and the Growth and Income Fund, do not amortize premiums or accrue discounts except for original issue discounts and on interest only securities for which amortization is required for federal income tax purposes.

  Net investment income, other than class specific expenses and realized and unrealized gains and losses, is allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

  Dividends from net investment income, if any, are paid semiannually, except for Balanced Assets Fund and Growth and Income Fund, which pay quarterly, and Global Balanced Fund, which pays annually. Capital gain distributions, if any, are paid annually.

  INVESTMENT SECURITIES LOANED: During the year ended September 30, 1996, Balanced Assets Fund, Mid-Cap Growth Fund and Small Company Growth Fund participated in securities lending with qualified brokers. In lending portfolio securities to brokers the Funds receive cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. To the extent income is earned on the cash collateral invested, it is recorded as interest income. As with other extensions of credit, should the borrower of the securities fail financially, the Funds may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement.

  FOREIGN CURRENCY TRANSACTION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at published rates on the following basis:

    (i) market value of investment securities, other assets and liabilities--at the closing rate of exchange.

    (ii) purchases and sales of investment securities, income and expenses-- at the rate of exchange prevailing on the respective dates of such transactions.

  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

  The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 -- (continued)

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

  FEDERAL INCOME TAXES: It is the Funds' policy to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of their taxable net income to their shareholders. Therefore, no federal income tax or excise tax provisions are required.

  ORGANIZATIONAL EXPENSES: Costs incurred by SAAMCo in connection with the organization of Global Balanced Fund and Growth and Income Fund amounted to $4,347 and $1,383, respectively. These costs are being amortized on a straight line basis by the Funds over a period not to exceed 60 months from the date the Funds commenced operations.

  EXPENSES: Expenses common to all Funds, not directly related to individual Funds, are allocated among the Equity Funds based upon their relative net asset values.

  USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

  STATEMENT OF POSITION 93-2: As required by Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, permanent book-tax differences relating to shareholder distributions have been reclassified in the Statement of Assets and Liabilities. Net investment income/loss, net realized gain/loss, and net assets are not affected. The following table discloses the current year reclassifications between paid in capital, accumulated undistributed net investment income/loss and accumulated undistributed net realized gain/loss on investments.

                                        ACCUMULATED   ACCUMULATED
                                       UNDISTRIBUTED UNDISTRIBUTED     PAID
                                       NET REALIZED  NET INVESTMENT     IN
                                         GAIN/LOSS    INCOME/LOSS     CAPITAL
                                       ------------- -------------- -----------
   Balanced Assets Fund...............   $  (1,024)    $   1,024    $       --
   Blue Chip Growth Fund..............    (408,630)      408,630            --
   Mid-Cap Growth Fund................    (399,630)      425,977        (26,347)
   Small Company Growth Fund..........         --      1,857,708     (1,857,708)
   Global Balanced Fund...............    (704,902)      704,902            --
   Growth and Income Fund.............     (21,903)       21,903            --

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 -- (continued)

Note 3. Joint Repurchase Agreement Account

  As of September 30, 1996, Balanced Assets Fund, Blue Chip Growth Fund, Mid-Cap Growth Fund, Small Company Growth Fund, Global Balanced Fund and Growth and Income Fund had a 6.4%, 0.9%, 3.1%, 7.4%, 0.9% and 3.3% undivided interest, respectively, which represented $8,398,000, $1,189,000, $4,072,000, $9,766,000, $1,160,000 and $4,353,000, respectively, in principal amount in a joint repurchase agreement with Yamaichi International, Inc. As of such date, the repurchase agreement in the joint account and the collateral therefore were as follows:

  Yamaichi International, Inc. Repurchase Agreement, 5.65% dated 9/30/96, in the principal amount of $132,158,000 repurchase price $132,178,741 due 10/01/96 collateralized by $33,325,000 U.S. Treasury Bond 6.25% due 8/15/23, $37,500,000 U.S. Treasury Note 6.875% due 3/31/00, $20,370,000
  U.S. Treasury Note 6.125% due 5/15/98, $32,910,000 U.S. Treasury Note 6.00%
  due 8/31/97, and $12,410,000 U.S. Treasury Note 5.75% due 9/30/97,
  approximate aggregate value $136,584,546.

Note 4. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

  The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo, an indirect wholly-owned subsidiary of SunAmerica Inc. Under the Agreement, SAAMCo provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Fund's books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates. The investment advisory and management fee to SAAMCo with respect to each Fund (other than the Global Balanced Fund) is computed daily and payable monthly, at an annual rate of .75% of a Fund's average daily net assets up to $350 million, .70% of the next $350 million, and .65% thereafter. The Global Balanced Fund pays the Adviser a fee, payable monthly, computed daily at the annual rate of 1.00% on the first $350 million of the Fund's average daily net assets, .90% on the next $350 million of net assets and .85% on net assets over $700 million. For the year ended September 30, 1996, SAAMCo earned fees in the amounts stated on the Statement of Operations, of which SAAMCo agreed to voluntarily waive $98,765 and $91,558 on the Global Balanced Fund and Growth and Income Fund, respectively. In addition to the aforementioned, SAAMCo, on behalf of SunAmerica Global Balanced Fund, entered into Sub-Advisory Agreements with AIG Asset Management, Inc. ("AIGAM") and Goldman Sachs Asset Management International ("GSAM") under which AIGAM and GSAM act as sub-advisers. As of April 23, 1996, GSAM resigned their role as sub-adviser. Pursuant to the Agreement with the Trust SAAMCo assumed portfolio management responsibilities for the component previously sub-advised by GSAM.

  SAAMCo pays AIGAM a monthly fee with respect to those net assets of the Global Balanced Fund actually managed by AIGAM computed based on average daily net assets at the following annual rates: .50% on the first $50 million of such assets, .40% of the next $100 million of such assets, .30% on the next $150 million of such assets, and .25% of such assets in excess of $300 million. Also, from the investment advisory fee the Adviser paid GSAM a monthly fee with respect to those net assets of the Global Balanced Fund actually managed by GSAM computed based on average daily net assets,

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 -- (continued) at the following annual rates: .40% on the first $50 million of such assets, .30% on the next $100 million of such assets, .25% on the next $100 million of such assets, and .20% of such assets in excess of $250 million. For the year ended September 30, 1996, SAAMCo paid AIGAM fees of $66,942 and for the period October 1, 1995 through April 23, 1996 paid GSAM fees of $14,483.

  SAAMCo agreed that it would refund or rebate its management fees to each of the Funds to the extent that the Fund's expenses (including the fees of SAAMCo and amortization of organizational expenses, but excluding interest, taxes, brokerage commissions, distribution fees and other extraordinary expenses) exceed the most restrictive expense limitation imposed by states where the Fund's shares are sold. The most restrictive expense limitation was believed to be 2 1/2% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million of average net assets and 1 1/2% of such net assets in excess of $100 million.

  For the year ended September 30, 1996, SAAMCo has agreed to voluntarily reimburse expenses of $66 on Mid-Cap Growth Fund Class B, $2,945 on Global Balanced Fund Class A and, $18,080 and $17,057 on Growth and Income Fund (Class A, Class B), respectively, related to both class specific and fund level expenses excluding management fees and distribution and service maintenance fees which are stated separately in the Notes.

  The Trust, on behalf of each Fund, has a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS"), an indirect wholly owned subsidiary of SunAmerica Inc. Each Fund has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 under the Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan" and the "Class B Plan." In adopting the Class A Plan and the Class B Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

  Under the Class A Plan and Class B Plan, the Distributor receives payments from a Fund at an annual rate of up to 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class A and Class B shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan or Class B Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the year ended September 30, 1996, SACS received fees (see Statement of Operations) based upon the aforementioned rates, (of which $3,265 was waived on Growth and Income Fund).

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 -- (continued)

  SACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class B shares. SACS has advised the Funds that for the year ended September 30, 1996 the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class B redemptions are as follows:

                                            CLASS A                        CLASS B
                            ---------------------------------------- -------------------
                              SALES      AFFILIATED   NON-AFFILIATED CONTINGENT DEFERRED
                             CHARGES   BROKER-DEALERS BROKER-DEALERS    SALES CHARGES
                            ---------- -------------- -------------- -------------------
   Balanced Assets Fund.... $1,139,306   $ 830,997       $132,907         $303,405
   Blue Chip Growth Fund...     84,051      48,653         23,355           37,223
   Mid-Cap Growth Fund.....    185,300     125,403         31,855           15,696
   Small Company Growth
    Fund...................  2,007,194   1,156,919        568,659          118,032
   Global Balanced Fund....     96,613      60,930         22,339           45,769
   Growth and Income Fund..    384,542     188,254        140,834            1,820

  The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly-owned subsidiary of SunAmerica Inc. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to reimburse SAFS for costs incurred in providing such services which is approved annually by the Trustees. For the year ended September 30, 1996, the Funds incurred the following expenses to reimburse SAFS pursuant to the terms of the Service Agreement.

                                                                  PAYABLE AT
                                                                 SEPTEMBER 30,
                                                   EXPENSE           1996
                                              ----------------- ---------------
                                              CLASS A  CLASS B  CLASS A CLASS B
                                              -------- -------- ------- -------
   Balanced Assets Fund...................... $300,743 $368,649 $25,959 $30,429
   Blue Chip Growth Fund.....................  103,210   85,923   8,993   6,366
   Mid-Cap Growth Fund.......................   86,059   24,058   7,278   2,322
   Small Company Growth Fund.................  257,049  179,827  27,269  18,310
   Global Balanced Fund......................   20,216   32,724   1,763   2,849
   Growth and Income Fund....................   16,005   10,853   3,449   2,122

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 -- (continued)
Note 5. Purchases and Sales of Investment Securities

  The aggregate cost of purchases and proceeds from sales and maturities of investments (excluding U.S. Government securities and short-term investments) during the year ended September 30, 1996 were as follows:

                               BALANCED    BLUE CHIP     MID-CAP    SMALL COMPANY   GLOBAL    GROWTH AND
                                ASSETS       GROWTH       GROWTH       GROWTH      BALANCED     INCOME
                                 FUND         FUND         FUND         FUND         FUND        FUND
                             ------------ ------------ ------------ ------------- ----------- -----------
    Aggregate purchases..... $470,062,644 $219,833,010 $146,077,784 $518,886,339  $20,776,926 $41,022,581
                             ============ ============ ============ ============  =========== ===========
    Aggregate sales......... $481,037,139 $222,057,848 $134,646,378 $404,167,995  $21,191,381 $18,134,966
                             ============ ============ ============ ============  =========== ===========

Note 6. Portfolio Securities (Tax Basis)

  The cost of securities and the aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes at September 30, 1996 were as follows:

                                BALANCED     BLUE CHIP     MID-CAP    SMALL COMPANY    GLOBAL     GROWTH AND
                                 ASSETS       GROWTH       GROWTH        GROWTH       BALANCED      INCOME
                                  FUND         FUND         FUND          FUND          FUND         FUND
                              ------------  -----------  -----------  -------------  -----------  -----------
    Cost (tax basis)........  $286,714,065  $76,704,287  $45,886,063  $204,188,516   $23,714,810  $32,870,818
                              ============  ===========  ===========  ============   ===========  ===========
    Appreciation............  $ 20,942,612  $ 7,779,818  $10,645,466  $ 57,614,727   $ 2,614,967  $ 2,188,075
    Depreciation............    (4,670,019)  (2,422,398)    (338,154)   (2,051,181)     (860,315)    (389,237)
                              ------------  -----------  -----------  ------------   -----------  -----------
    Unrealized appreciation/
     depreciation--net......  $ 16,272,593  $ 5,357,420  $10,307,312  $ 55,563,546   $ 1,754,652  $ 1,798,838
                              ============  ===========  ===========  ============   ===========  ===========

  At September 30, 1996, Global Balanced Fund had net capital loss carryforwards of $217,014 which are available to the extent provided in regulations to offset future capital gains of which $17,364 will expire in 2003 and $199,650 will expire in 2004. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 -- (continued)

Note 7. Open Forward Currency Contracts

  At September 30, 1996, the Global Balanced Fund engaged in the trading of forward foreign currency exchange contracts ("forward contracts") in order to hedge against changes in future foreign exchange rates and enhance return. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract. Global Balanced Fund held the following forward currency contracts at September 30, 1996:

                                                                                   GROSS
         CONTRACT                       IN                     DELIVERY          UNREALIZED
        TO DELIVER                 EXCHANGE FOR                  DATE           APPRECIATION
   ----------------------        -------------------------     --------         ------------
   BEF         3,467,742         USD           114,142         12/05/96           $  3,359
   DEM         2,044,653         USD         1,386,337         12/04/96             41,553
   DEM         2,000,000         USD         1,332,001         12/12/96             15,828
   DKK         1,109,003         USD           194,201         10/22/96              4,697
   ESP        10,484,525         USD            81,576         10/15/96                 30
   FRF           782,303         USD           156,102         10/23/96              4,458
   JPY        59,315,200         USD           544,176         10/17/96             11,322
   JPY       300,000,000         USD         2,781,125         12/12/96             64,720
   *USD          172,143         IEP           107,348          10/1/96                 54
                                                                                  --------
                                                                                   146,021
                                                                                  --------
                                                                                   GROSS
                                                                                 UNREALIZED
                                                                                DEPRECIATION
                                                                                ------------
   AUD            94,642         USD            74,247         10/30/96           $   (583)
   CAD           216,167         USD           158,051         11/12/96               (930)
   GBP           420,664         USD           652,282         11/14/96             (5,805)
   IEP           107,348         USD           172,106         12/02/96                (38)
   ITL       421,970,840         USD           273,138         10/15/96             (3,548)
   SEK         3,074,685         USD           462,567         11/15/96             (1,757)
   *IEP          107,348         USD           171,026         10/01/96             (1,170)
                                                                                  --------
                                                                                   (13,831)
                                                                                  --------
   Net Appreciation.......................................                        $132,190
                                                                                  ========

  *Represents open forward foreign currency contracts and offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

  AUD--Australian Dollar         ESP--Spanish Peseta        ITL--Italian Lira
  BEF--Belgian Franc             FRF--French Franc          JPY--Japanese Yen
  CAD--Canadian Dollar           GBP--Great Britain Pound   SEK--Swedish Krona
  DEM--Deutsche Mark             IEP--Irish Punt            USD--United States
  DKK--Danish Kroner                                        Dollar

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 -- (continued)

Note 8. Capital Share Transactions

  At September 30, 1996, the Adviser and SACS in the aggregate, owned 843,915 Class A shares of the Growth and Income Fund representing 25.24% of the Fund's net assets.

  Transactions in capital shares of each class of each series were as follows:

                                                           BALANCED ASSETS FUND
                     --------------------------------------------------------------------------------------------------------
                                         CLASS A                                              CLASS B
                     --------------------------------------------------  ----------------------------------------------------
                             FOR THE                   FOR THE                   FOR THE                    FOR THE
                           YEAR ENDED                YEAR ENDED                YEAR ENDED                 YEAR ENDED
                       SEPTEMBER 30, 1996        SEPTEMBER 30, 1995        SEPTEMBER 30, 1996         SEPTEMBER 30, 1995
                     ------------------------  ------------------------  ------------------------  --------------------------
                       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT
                     ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
   Shares sold.....   3,119,474  $ 50,864,950   4,667,503  $ 71,426,588   3,055,442  $ 49,865,609    3,071,975  $  45,998,809
   Reinvested
    dividends......     583,832     9,290,744     265,763     3,756,343     690,103    10,949,550      769,696     10,686,782
   Shares redeemed.  (2,257,335)  (36,956,739) (1,193,984)  (17,782,121) (3,430,716)  (55,757,942)  (6,322,402)   (95,258,440)
                     ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
   Net increase
    (decrease).....   1,445,971  $ 23,198,955   3,739,282  $ 57,400,810     314,829  $  5,057,217   (2,480,731) $ (38,572,849)
                     ==========  ============  ==========  ============  ==========  ============  ===========  =============
                                                           BLUE CHIP GROWTH FUND
                     --------------------------------------------------------------------------------------------------------
                                         CLASS A                                              CLASS B
                     --------------------------------------------------  ----------------------------------------------------
                             FOR THE                   FOR THE                   FOR THE                    FOR THE
                           YEAR ENDED                YEAR ENDED                YEAR ENDED                 YEAR ENDED
                       SEPTEMBER 30, 1996        SEPTEMBER 30, 1995        SEPTEMBER 30, 1996         SEPTEMBER 30, 1995
                     ------------------------  ------------------------  ------------------------  --------------------------
                       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT
                     ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
   Shares sold.....     753,893  $ 12,709,149   2,404,163  $ 37,806,801   3,214,655  $ 53,717,531    8,964,323  $ 134,971,138
   Reinvested
    dividends......     285,095     4,507,347      14,956       207,075     277,108     4,315,647      372,862      5,128,338
   Shares redeemed.    (533,503)   (8,978,653)   (181,804)   (2,884,125) (3,702,537)  (61,373,567) (11,706,255)  (177,081,024)
                     ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
   Net increase
    (decrease).....     505,485  $  8,237,843   2,237,315  $ 35,129,751    (210,774) $ (3,340,389)  (2,369,070) $ (36,981,548)
                     ==========  ============  ==========  ============  ==========  ============  ===========  =============
                                                            MID-CAP GROWTH FUND
                     --------------------------------------------------------------------------------------------------------
                                         CLASS A                                              CLASS B
                     --------------------------------------------------  ----------------------------------------------------
                             FOR THE                   FOR THE                   FOR THE                    FOR THE
                           YEAR ENDED                YEAR ENDED                YEAR ENDED                 YEAR ENDED
                       SEPTEMBER 30, 1996        SEPTEMBER 30, 1995        SEPTEMBER 30, 1996         SEPTEMBER 30, 1995
                     ------------------------  ------------------------  ------------------------  --------------------------
                       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT
                     ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
   Shares sold.....     585,749  $ 10,047,757     247,141  $  3,926,322   1,569,285  $ 26,612,848    4,235,563  $  62,818,790
   Reinvested
    dividends......     262,450     4,236,039       5,781        79,602      66,071     1,049,943        1,748         24,200
   Shares redeemed.    (609,879)  (10,404,579)   (521,946)   (7,755,976) (1,386,338)  (23,587,448)  (3,989,374)   (59,135,991)
                     ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
   Net increase
    (decrease).....     238,320  $  3,879,217    (269,024) $ (3,750,052)    249,018  $  4,075,343      247,937  $   3,706,999
                     ==========  ============  ==========  ============  ==========  ============  ===========  =============

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 -- (continued)

                                                          SMALL COMPANY GROWTH FUND
                     -----------------------------------------------------------------------------------------------------------
                                          CLASS A                                               CLASS B
                     ----------------------------------------------------  -----------------------------------------------------
                             FOR THE                    FOR THE                    FOR THE                     FOR THE
                            YEAR ENDED                 YEAR ENDED                 YEAR ENDED                 YEAR ENDED
                        SEPTEMBER 30, 1996         SEPTEMBER 30, 1995         SEPTEMBER 30, 1996         SEPTEMBER 30, 1995
                     -------------------------  -------------------------  -------------------------  --------------------------
                       SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT        SHARES        AMOUNT
                     ----------  -------------  ----------  -------------  ----------  -------------  -----------  -------------
   Shares sold.....   6,607,402  $ 153,907,782   6,544,632  $ 130,462,164   6,285,098  $ 144,713,218    9,886,153  $ 196,092,402
   Reinvested
    dividends......     725,288     15,398,224      54,753        964,756     543,295     11,327,669       62,016      1,085,149
   Shares redeemed.  (4,425,505)  (102,867,176) (5,262,148)  (102,586,803) (5,086,621)  (116,292,585) (10,265,178)  (202,833,358)
                     ----------  -------------  ----------  -------------  ----------  -------------  -----------  -------------
   Net increase
    (decrease).....   2,907,185  $  66,438,830   1,337,237  $  28,840,117   1,741,772  $  39,748,302     (317,009) $  (5,655,807)
                     ==========  =============  ==========  =============  ==========  =============  ===========  =============
                                                             GLOBAL BALANCED FUND
                     -----------------------------------------------------------------------------------------------------------
                                          CLASS A                                               CLASS B
                     ----------------------------------------------------  -----------------------------------------------------
                             FOR THE                    FOR THE                    FOR THE                     FOR THE
                            YEAR ENDED                 YEAR ENDED                 YEAR ENDED                 YEAR ENDED
                        SEPTEMBER 30, 1996         SEPTEMBER 30, 1995         SEPTEMBER 30, 1996         SEPTEMBER 30, 1995
                     -------------------------  -------------------------  -------------------------  --------------------------
                       SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT        SHARES        AMOUNT
                     ----------  -------------  ----------  -------------  ----------  -------------  -----------  -------------
   Shares sold.....     419,512  $   3,129,820     750,764  $   5,173,301     771,725  $   5,700,564    1,150,637  $   7,847,490
   Reinvested
    dividends......      63,292        449,372       4,067         27,252      93,522        662,149        2,161         14,461
   Shares redeemed.    (488,115)    (3,602,549) (1,342,777)    (9,319,908)   (672,645)    (4,972,923)  (1,199,716)    (8,126,345)
                     ----------  -------------  ----------  -------------  ----------  -------------  -----------  -------------
   Net increase
    (decrease).....      (5,311) $     (23,357)   (587,946) $  (4,119,355)    192,602  $   1,389,790      (46,918) $    (264,394)
                     ==========  =============  ==========  =============  ==========  =============  ===========  =============
                                                            GROWTH AND INCOME FUND
                     -----------------------------------------------------------------------------------------------------------
                                          CLASS A                                               CLASS B
                     ----------------------------------------------------  -----------------------------------------------------
                             FOR THE                    FOR THE                    FOR THE                     FOR THE
                            YEAR ENDED                 YEAR ENDED                 YEAR ENDED                 YEAR ENDED
                        SEPTEMBER 30, 1996         SEPTEMBER 30, 1995         SEPTEMBER 30, 1996         SEPTEMBER 30, 1995
                     -------------------------  -------------------------  -------------------------  --------------------------
                       SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT        SHARES        AMOUNT
                     ----------  -------------  ----------  -------------  ----------  -------------  -----------  -------------
   Shares sold.....   1,608,366  $  15,926,962     542,589  $   4,112,191   1,180,720  $  11,686,226      301,384  $   2,380,132
   Reinvested
    dividends......      32,680        297,897      25,040        190,918      19,593        176,116        7,758         61,110
   Shares redeemed.     (46,202)      (441,023)   (562,875)    (4,274,466)   (172,820)    (1,683,504)     (37,348)      (295,806)
                     ----------  -------------  ----------  -------------  ----------  -------------  -----------  -------------
   Net increase....   1,594,844  $  15,783,836       4,754  $      28,643   1,027,493  $  10,178,838      271,794  $   2,145,436
                     ==========  =============  ==========  =============  ==========  =============  ===========  =============

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 -- (continued)

Note 9. Commitments and Contingencies

  The SunAmerica family of mutual funds may borrow up to $75,000,000 under an uncommitted line of credit with State Street Bank and Trust Company, the Funds' custodian, with interest payable at the Federal Funds rate plus 100 basis points. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000.

Note 10. Trustees Retirement Plan

  The Trustees (and Directors) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of September 30, 1996, Balanced Assets Fund, Blue Chip Growth Fund, Mid-Cap Growth Fund, Small Company Growth Fund, Global Balanced Fund and Growth and Income Fund had accrued $15,032, $4,872, $2,539, $7,974, $1,258 and
  $298, respectively, for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities, and for the year ended September 30, 1996 expensed $9,912, $3,005, $1,653, $5,731, $822 and $240, respectively, for the Retirement Plan, which is included in Trustees' fees and expenses on the Statement of Operations.

Note 11. Subsequent Event

  On October 1, 1996 Balanced Assets Fund and Small Company Growth Fund offered Class Z shares exclusively for sale to employees participating in the SunAmerica profit sharing and retirement plan.

 SUNAMERICA EQUITY FUNDS
 REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of SunAmerica Equity Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Balanced Assets Fund, SunAmerica Blue Chip Growth Fund, SunAmerica Mid-Cap Growth Fund, SunAmerica Small Company Growth Fund, SunAmerica Global Balanced Fund and SunAmerica Growth and Income Fund (constituting SunAmerica Equity Funds, hereafter referred to as the "Fund") at September 30, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
November 15, 1996

 SUNAMERICA EQUITY FUNDS
 SHAREHOLDER TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Equity Funds is required to be provided to shareholders based upon each Fund's income and distributions for the taxable year ended September 30, 1996. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1996. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you under separate cover in January 1997.

During the year ended September 30, 1996 the Funds paid the following dividends per share:

                               TOTAL   ORDINARY NET SHORT-TERM   NET LONG-TERM
                             DIVIDENDS  INCOME   CAPITAL GAINS   CAPITAL GAINS
                             --------- -------- --------------- ---------------
Balanced Assets Class A.....   $1.27     $.28        $ .73           $.26
Balanced Assets Class B.....    1.17      .18          .73            .26
Blue Chip Growth Class A....    1.91      --          1.39            .52
Blue Chip Growth Class B....    1.91      --          1.39            .52
Mid-Cap Growth Class A......    2.11      --          1.52            .59
Mid-Cap Growth Class B......    2.11      --          1.52            .59
Small Company Growth Class
 A..........................    4.53      --          4.43            .10
Small Company Growth Class
 B..........................    4.53      --          4.43            .10
Global Balanced Class A.....     .42      .42          --             --
Global Balanced Class B.....     .38      .38          --             --
Growth and Income Class A...     .56      .17          .39            --
Growth and Income Class B...     .52      .13          .39            --

  For the year ended September 30, 1996, 19.44%, 17.42%, 3.87%, 28.30% and
14.43% of the dividends paid from ordinary income by Balanced Assets Fund, Blue Chip Growth Fund, Mid-Cap Growth Fund, Global Balanced Fund and Growth and Income Fund respectively, qualified for the 70% dividends received deductions for corporations.

 SUNAMERICA EQUITY FUNDS
 COMPARISONS: PORTFOLIOS VS. INDEXES

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the SunAmerica Equity Funds' portfolios to a similar investment in an index. Please note that "inception" as used herein reflects the date a Fund commenced operations without regard to when a second class of shares was introduced. It is important to note that the SunAmerica Equity Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of the class of that particular Fund which has been in existence the longest. The performance of the other class will vary based upon the difference in sales charges and fees assessed to shareholders of that class. The maximum sales charge for Class A is 5.75% of the public offering price. The maximum contingent deferred sales charge for Class B is 4% and is reduced to 0% after six years. Both Class A and Class B bear ongoing 12b-1 distribution and service fees. Each index has been chosen by the particular portfolio's manager as an appropriate comparison and is accompanied by a brief discussion from the portfolio manager about why the portfolio performed the way it did relative to the index.

                             [GRAPH APPEARS HERE]

Balanced Assets Fund

                             Class A                   Class B
                     ------------------------   ------------------------
                      SEC                         SEC
    Balanced         Average       Cumulative   Average      Cumulative
     Assets          Annual       Traditional   Annual       Traditional
      Fund           Return         Return+     Return       Return+
---------------      -------      -----------   -------      -----------
1 Year Return         4.29%        10.65%        5.93%         9.93%
5 Year Return         N/A          N/A          10.01%        63.12%
Since Inception       8.23%        34.74%       11.62%       260.76%

+ Traditional returns do not include sales load.

The SunAmerica Balanced Assets Fund offers a conservative approach to stock investing. The Fund seeks to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds. The Fund will traditionally underperform a pure stock portfolio due to its fixed income component. Over the course of the past year, the Fund has underperformed the S&P 500 due to our conservative stance toward the market. Our strategy going forward will be to overweight the Fund with large, liquid names with consistent earnings, focusing on the technology, health care, interest sensitive and energy sectors.



        Balanced Assets-          S&P 500              Lehman Bros.
            Class B        (dividends reinvested)    Int Gov't Index
        ----------------   ----------------------    ---------------
9/86         10,000               10,000                  10,000
6/87         11,752               13,449                  10,283
6/88         11,577               12,534                  11,056
6/89         12,529               15,110                  12,171
6/90         14,144               17,601                  13,112
6/91         14,693               18,903                  14,492
6/92         15,794               21,439                  16,354
6/93         18,999               24,360                  17,996
9/93         19,653               24,989                  18,401
9/94         19,625               25,912                  18,125
9/95         23,543               33,623                  20,050
9/96         29,067               40,457                  21,073

*Fund changed its fiscal year end from June 30 as of September 24, 1993.

 SUNAMERICA EQUITY FUNDS
 COMPARISONS: PORTFOLIOS VS. INDEXES -- (continued)


                             [GRAPH APPEARS HERE]

Blue Chip Growth Fund

                       Class A                 Class B
                  --------------------   ---------------------
                    SEC                    SEC
   Blue Chip      Average   Cumulative   Average    Cumulative
    Growth        Annual   Traditional    Annual   Traditional
     Fund         Return     Return+      Return     Return+
---------------   -------  -----------   -------   -----------
1 Year Return     7.33%      13.88%        9.17%        13.17%
5 Year Return      N/A        N/A         12.86%       85.08%
Since Inception   8.86%      36.67%       10.53%       217.82%

+  Traditional returns do not include sales load.


The SunAmerica Blue Chip Growth Fund seeks capital appreciation by investing primarily in equity securities of companies with large market capitalizations. During the past year, the Blue Chip Growth Fund has lagged behind the S&P 500 due to our more conservative stance and the over diversification of the Fund. Our strategy going forward is to concentrate the Fund on sectors that will outperform. To that end, we have overweighted the Fund in interest sensitive, health care and technology names into the Fund's next fiscal year.


          Blue Growth Class B   S&P 500 (dividends reinvested)
          -------------------   ------------------------------
  9/86          10,000                      10,000
 12/86          10,451                      10,558
 12/87           9,678                      11,119
 12/88          12,506                      12,965
 12/89          14,101                      17,073
 12/90          10,560                      16,543
 12/91          13,711                      21,584
 12/92          14,872                      23,228
  9/93          17,816                      24,989
  9/94          17,493                      25,912
  9/95          21,082                      33,623
  9/96          23,858                      40,457

*Fund changed its fiscal year end from December 31 to September 30 as of September 24, 1993.

                             [GRAPH APPEARS HERE]

Mid-Cap Growth Fund

                           Class A                   Class B
                     ----------------------    ---------------------
                      SEC                       SEC
   Mid-Cap           Average     Cumulative    Average    Cumulative
   Growth            Annual     Traditional    Annual    Traditional
    Fund             Return       Return+      Return      Return+
---------------      -------    -----------    -------   -----------
1 Year Return         6.43%        12.92%      8.16%        12.16%
5 Year Return        11.68%        84.31%       N/A          N/A
Since Inception      12.08%       219.65%      8.03%        28.96%


+  Traditional returns do not include sales load.

The SunAmerica Mid-Cap Growth Fund seeks capital appreciation by investing primarily in the equity securities of medium-sized companies with market capitalizations of $1 billion to approximately $5 billion. The Fund took advantage of the strong advance of the equity markets and performed in line with the S&P 500. The Fund performance was mainly due to select investments in high growth industries such as, technology, health care and energy.


        S&P 500 (dividends reinvested)  Mid-Cap Growth Class A
        ------------------------------  ----------------------
1/87               10,000                      10,000
11/87               8,301                       8,839
11/88              10,236                      11,224
11/89              13,393                      15,308
11/90              12,929                      12,610
11/91              15,558                      16,535
11/92              18,432                      20,077
9/93               20,073                      24,177
9/94               20,814                      21,873
9/95               27,008                      26,679
9/96               32,498                      30,127

*Fund changed its fiscal year end from November 30 to September 30 as of September 24, 1993.

 SUNAMERICA EQUITY FUNDS
 COMPARISONS: PORTFOLIOS VS. INDEXES -- (continued)

                             [GRAPH APPEARS HERE]

Small Company Growth Fund

                           Class A                    Class B
                   -------------------------     ---------------------
    Small            SEC                          SEC
   Company         Average       Cumulative      Average   Cumulative
   Growth          Annual        Traditional     Annual    Traditional
    Fund           Return         Return+        Return      Return+
---------------    -------       -----------     -------   -----------
1 Year Return      12.48%         19.35%         14.60%        18.60%
5 Year Return      18.63%         149.32%         N/A           N/A
Since Inception    14.87%         305.25%        16.83%        62.95%

+  Traditional returns do not include sales load.

The SunAmerica Small Company Growth Fund seeks to realize capital appreciation by investing in equity securities of small capitalization growth companies. The Fund performed well during its fiscal year, ranking among the top third of the small company growth funds as tracked by Lipper Analytical Services. The Fund's performance has been successful mainly due to additional positions in growth stocks where earnings were driven by secular changes. We will continue our selective investments in health care, and maintain positions in various outsourcing companies and in the oil service sector, into the next fiscal year.


         NASDAQ Industrials   Small Company Growth Class A
         ------------------   ----------------------------
1/87           10,000                    10,000
11/87           6,855                     7,313
11/88           8,195                    11,503
11/89          10,021                    14,886
11/90           8,763                    10,334
11/91          13,270                    15,714
11/92          15,859                    19,533
 9/93          17,556                    24,549
 9/94          17,498                    22,638
 9/95          23,897                    32,003
 9/96          26,965                    38,195

*Fund changed its fiscal year end from November 30 to September 30 as of September 24, 1993.

                             [GRAPH APPEARS HERE]

Global Balanced Fund

                            Class A             Class B
                     ------------------- --------------------
                       SEC                 SEC
    Global           Average Cumulative  Average  Cumulative
   Balanced          Annual  Traditional Annual   Traditional
     Fund            Return    Return+   Return     Return+
---------------      ------- ----------- -------  -----------
1 Year Return         4.62%    11.00%     6.21%      10.21%
5 Year Return         N/A      N/A        N/A        N/A
Since Inception       4.82%    17.96%     5.50%      16.05%

+ Traditional returns do not include sales load.

The SunAmerica Global Balanced Fund seeks capital appreciation while conserving principal by maintaining at all times a balanced portfolio of domestic and foreign stocks and bonds. The Fund has underperformed during the past year due to its overweighting in the Japanese markets and its conservative stance toward the domestic markets. Going forward, we continue to believe Japan will benefit from its current low interest rate environment and improving economy. The domestic equity and fixed income portion should perform well given the current economic outlook in the U.S.


        JP Morgan Global     MCSI EAFE World     S&P 500 (dividends    Global Balanced     Global Balanced
           Gov't Bond             Index             reinvested)            Class A              Class B
        ----------------     ---------------     ------------------    ---------------     ---------------
6/94         10,000              10,000               10,000                10,000              10,000
9/94         10,239              10,160               10,232                 9,384               9,542
9/95         11,872              10,780               13,277                10,015              10,130
9/96         12,473              12,309               15,975                11,117              11,305

 SUNAMERICA EQUITY FUNDS
 COMPARISONS: PORTFOLIOS VS. INDEXES -- (continued)


                             [GRAPH APPEARS HERE]

Growth and Income Fund

                             Class A                  Class B
                    ------------------------   ---------------------
                      SEC                       SEC
    Growth          Average       Cumulative   Average    Cumulative
   and Income       Annual       Traditional   Annual    Traditional
     Fund           Return         Return+     Return      Return+
----------------    -------      -----------   -------   -----------
1 Year Return       24.97%         32.59%     27.75%        31.75%
5 Year Return       N/A            N/A        N/A           N/A
Since Inception     20.76%         62.19%     22.52%        60.46%

+  Traditional returns do not include sales load.

The SunAmerica Growth and Income Fund invests in common stocks, which offer potential for capital appreciation, current income or both. As we positioned the portfolio in attractive health care, industrial and technology issues early in the year, the Fund returned 32.59% for its fiscal year, ranking it the #1 growth and income fund as ranked by Lipper Analytical Services. Currently we are broadly diversified in primarily large capitalization stocks and are building positions in areas where we see good earnings visibility and reasonable valuations.


        S&P 500 (dividends     Growth & Income    Growth & Income
            reinvested)            Class A            Class B
        ------------------     ---------------    ---------------
7/94         10,000                10,000              10,000
9/94         10,489                 9,645               9,819
9/95         13,610                11,529              11,779
9/96         16,377                15,286              15,746

TRUSTEES                                      INVESTMENT ADVISER
S. James Coppersmith                          SunAmerica Asset Management Corp.
Samuel M. Eisenstat                           The SunAmerica Center
Stephen J. Gutman                             733 Third Avenue
Peter A. Harbeck                              New York, NY 10017-3204
Peter McMillan III
Sebastiano Sterpa                             SUB-ADVISER
                                              AIG Asset Management, Inc. 70 Pine
OFFICERS                                      Street New York, NY 10270
Peter A. Harbeck, President
Stanton J. Feeley, Executive Vice President   DISTRIBUTOR
Nancy Kelly, Vice President                   SunAmerica Capital Services, Inc.
Audrey L. Snell, Vice President               The SunAmerica Center
Gerard P. Sullivan, Vice President            733 Third Avenue
Robert M. Zakem, Secretary                    New York, NY 10017-3204
Peter C. Sutton, Treasurer
Donna M. Handel, Assistant Treasurer          SHAREHOLDER SERVICING AGENT
John T. Genoy, Assistant Treasurer            SunAmerica Fund Services, Inc.
Hilary R. Kastleman, Assistant Secretary      The SunAmerica Center
Abbe P. Stein, Assistant Secretary            733 Third Avenue
                                              New York, NY 10017-3204
CUSTODIAN AND TRANSFER AGENT
State Street Bank & Trust Company
P.O. Box 419572
Kansas City, MO 64141-6572

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                                                            BULK RATE
 SUNAMERICA EQUITY FUNDS                                  U.S. POSTAGE
 THE SUNAMERICA CENTER                                        PAID
 733 THIRD AVENUE                                         Kansas City,
 NEW YORK, NY 10017-3204                                       MO
 1-800-858-8850                                            PERMIT NO.
                                                              3657

This report is submitted solely for
the general information of
shareholders of the Fund.
Distribution of this report to
persons other than shareholders of
the Fund is authorized only in
connection with a currently effective
prospectus, setting forth details of
the Fund, which must precede or
accompany this report.


SPONSORED BY:

[LOGO]SUN AMERICA
      ASSET MANAGEMENT

EFANN